UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio
Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 03/31/2012

Item 1 – Report to Stockholders

March 31, 2012

Semi-Annual Report (Unaudited)

BlackRock Large Cap Series Funds, Inc.

▶ BlackRock Large Cap Core Plus Fund

▶ BlackRock Large Cap Core Fund

▶ BlackRock Large Cap Growth Fund

▶ BlackRock Large Cap Value Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Dear Shareholder

Twelve months ago, risk assets were charging forward, only to be met with a sharp reversal in May 2011 when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s made history by downgrading the US government’s credit rating, and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in high correlations between asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving investor sentiment carried over into the first several months of 2012. Debt problems in Europe stabilized as policymakers secured a bailout plan for Greece and completed the nation’s debt restructuring without significant market disruptions. While concerns about slowing growth in China and a European recession weighed on the outlook for the global economy, an acceleration of the US recovery lifted sentiment. Several consecutive months of stronger jobs data signaled solid improvement in the US labor market, a pivotal factor for economic growth. Meanwhile, the European Central Bank revived financial markets with additional liquidity through its long-term refinancing operations. The improving market conditions and generally better-than-expected economic news lured investors still holding cash on the sidelines back to risk assets. Stocks, commodities and high yield bonds rallied through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The rally softened in late March, however, as concerns about slowing growth in China were refueled by negative signals from the world’s second-largest economy. Additionally, concerns over the European debt crisis resurfaced given uncertainty around policies for sovereign debt financing in peripheral countries and rising yields in Portugal and Spain.

Thanks in large part to an exceptionally strong first quarter of 2012, risk assets, including equities and high yield bonds, posted solid returns for the 6-month period ended March 31, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap stocks finished in slightly negative territory. International and emerging markets, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities experienced mixed results, given recent volatility in yields. US Treasury bonds performed particularly well for the 12-month period; however, an early-2012 sell-off resulted in a negative return for the 6–month period. Municipal bonds staged a solid advance over the past year. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

While markets have improved in recent months, considerable headwinds remain. Europe faces a prolonged recession and the financial situations in Italy, Portugal and Spain remain worrisome. Higher oil and gasoline prices along with slowing growth in China and other emerging-market countries weigh heavily on the future of the global economy. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets have improved in recent months, considerable headwinds remain.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of March 31, 2012

	6-month	12-month
US large cap equities (S&P 500® Index)	25.89%	8.54%
US small cap equities (Russell 2000® Index)	29.83	(0.18)
International equities (MSCI Europe, Australasia, Far East Index)	14.56	(5.77)
Emerging market equities (MSCI Emerging Markets Index)	19.12	(8.81)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.01	0.06
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	(1.05)	14.92
US investment grade bonds (Barclays US Aggregate Bond Index)	1.43	7.71
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.16	12.56
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	12.17	6.43

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2012	BlackRock Large Cap Core Plus Fund

Investment Objective

BlackRock Large Cap Core Plus Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31,2012,the Fund outperformed its benchmark, the Russell 1000® Index.

•

The Fund pursues long-term capital growth by taking long positions (i.e., purchases the security outright) primarily in large cap companies identified as attractive, and short positions (i.e., sells a security that it has borrowed) in securities identified as overvalued or poised for underperformance.

What factors influenced performance?

•

The long segment of the portfolio generated positive results for the period, while the short segment was a slight detractor. Long positions in the materials, information technology (“IT”) and health care sectors were the largest contributors to performance.

•

Stock selection in the chemicals industry was the leading contributor to outperformance in materials, as select company holdings benefited from input cost advantages stemming from their reliance on low-cost US natural gas versus higher-priced crude oil. Natural gas prices declined to new lows during the six-month period, lifting profit margins for companies in the industry.

•

Within the IT sector, select hard disk drive manufacturers strongly outperformed on a faster-than-anticipated recovery from last summer’s massive flooding in Thailand, which damaged manufacturing plants and crippled production. The successful completion of strategic acquisitions provided a further boost to earnings for key holdings. Companies, in turn, shared some of those excess profits with investors by way of dividends and stock buybacks.

•

Favorable stock selection aided relative performance in health care, with particularly strong results in biotechnology and pharmaceuticals. Positive pipeline developments drove the outperformance for select biotechnology holdings. Within pharmaceuticals, the portfolio benefited from its underweight/absence in select large-cap benchmark names that lagged during the period.

•	Aiding Fund returns on the short side of the portfolio were positions in the consumer staples, utilities and health care sectors.

•

In contrast, the financial sector was the largest detractor from results, with negative performance due primarily to an underweight allocation, especially in diversified financial services and commercial banks. The sector surged during the reporting period as investor confidence improved, spurring demand for the higher-risk investments that struggled amid the extreme volatility in the summer and fall of 2011.

•

Consumer discretionary was a laggard as well, with education services and consumer electronics retail holdings among the key detractors. Ongoing weakness in new student enrollments hampered the results of education services providers, as changes to company business models in response to regulatory pressures are driving increased competition for higher quality students. Meanwhile, consumer electronics retailers lagged on product cycle weakness and competitive pressures. Core business segments (e.g., televisions, gaming) are in secular decline, while at the same time, big-ticket purchases are increasingly moving online. The noxious combination has hurt pricing and margins for companies in the industry.

•	Detracting from Fund returns on the short side were positions in consumer discretionary, industrials and energy.

Describe recent portfolio activity.

•

In the long segment of the portfolio, exposure to the industrials and energy sectors was considerably increased, while weightings in consumer discretionary, health care and consumer staples were reduced.

Describe portfolio positioning at period end.

•

At period end, the largest sector overweights relative to the benchmark index (on a net basis) were in the IT and health care sectors, while financials remained the largest underweight. As always, management relies on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

BlackRock Large Cap Core Plus Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests by establishing long and short positions in a diversified portfolio of equity securities issued primarily by large cap companies located in the United States.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2012

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	27.13%	3.93%	N/A	1.20%	N/A
Investor A	26.87	3.66	(1.78)%	0.90	(0.36)%
Investor C	26.43	2.90	1.90	0.18	0.18
Russell 1000® Index	26.27	7.86	N/A	1.79	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on December 19, 2007.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,271.30	$12.32	$1,000.00	$1,014.15	$10.93	2.17%
Investor A	$1,000.00	$1,268.70	$13.90	$1,000.00	$1,012.75	$12.33	2.45%
Investor C	$1,000.00	$1,264.30	$17.94	$1,000.00	$1,009.15	$15.92	3.17%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366. See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	5

Fund Summary as of March 31, 2012	BlackRock Large Cap Core Fund

Investment Objective

BlackRock Large Cap Core Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2012, the Fund, through its investment in Master Large Cap Core Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000® Index.

What factors influenced performance?

•	Overall, positive performance in the IT, materials and health care sectors off-set negative results in financials, industrials and consumer discretionary.

•

Stock selection in the computers & peripherals industry was the leading contributor to outperformance in IT. Specifically, select hard disk drive manufacturers strongly outperformed on a faster-than-anticipated recovery from last summer’s massive flooding in Thailand, which damaged manufacturing plants and crippled production. The successful completion of strategic acquisitions provided a further boost to earnings for key holdings. Companies, in turn, shared some of those excess profits with investors by way of dividends and stock buybacks.

•

Within the materials sector, select chemical company holdings benefited from input cost advantages stemming from their reliance on low-cost US natural gas versus higher-priced crude oil. Natural gas prices declined to new lows during the six-month period, lifting profit margins for companies in the industry.

•

Favorable stock selection aided relative performance in health care, with particularly strong results in pharmaceuticals and biotechnology. Within pharmaceuticals, the Portfolio benefited from an underweight/absence in select large-cap benchmark names that lagged during the period. Positive pipeline developments drove the outperformance for select biotechnology holdings.

•

In contrast, the financial sector was the largest detractor from Portfolio results, with negative performance due primarily to an underweight allocation, especially in diversified financial services, commercial banks and capital markets names. The sector surged during the reporting period as investor confidence improved, spurring demand for the higher-risk investments that struggled amid the extreme volatility in the summer and fall of 2011.

•	In the same way, an underweight in industrials, particularly the economically sensitive machinery industry, hampered relative results.

•

Education services and consumer electronics retail holdings were the primary detractors in consumer discretionary. Ongoing weakness in new student enrollments hampered the results of education services providers, as changes to company business models in response to regulatory pressures are driving increased competition for higher quality students. Meanwhile, consumer electronics retailers lagged on product cycle weakness and competitive pressures. Core business segments (e.g., televisions, gaming) are in secular decline, while at the same time, big-ticket purchases are increasingly moving online. The noxious combination has hurt pricing and margins for companies in the industry.

Describe recent portfolio activity.

•

During the six months, the Portfolio’s exposures to the industrials and energy sectors were significantly increased, and additions were made to financials. The Portfolio’s weightings in health care, materials and IT were reduced.

Describe portfolio positioning at period end.

•

At period end, the Portfolio continues to maintain a balance between domestic cyclicals and more dependable growth names. The Portfolio’s largest sector overweight relative to the Russell 1000® Index was health care, followed by energy and consumer discretionary; financials remained the largest underweight, followed by consumer staples. As always, management relies on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

BlackRock Large Cap Core Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Portfolio, a series of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Performance Summary for the Period Ended March 31, 2012

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	27.75%	3.21%	N/A	(0.48)%	N/A	4.50%	N/A
Service	27.60	2.94	N/A	(0.68)	N/A	4.27	N/A
Investor A	27.60	3.05	(2.36)%	(0.67)	(1.74)%	4.26	3.70%
Investor B	27.10	2.16	(2.34)	(1.49)	(1.84)	3.62	3.62
Investor C	27.01	2.18	1.18	(1.55)	(1.55)	3.40	3.40
Class R	27.42	2.72	N/A	(1.08)	N/A	3.97	N/A
Russell 1000® Index	26.27	7.86	N/A	2.19	N/A	4.53	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,277.50	$5.30	$1,000.00	$1,020.37	$4.70	0.93%
Service	$1,000.00	$1,276.00	$6.37	$1,000.00	$1,019.40	$5.65	1.12%
Investor A	$1,000.00	$1,276.00	$6.49	$1,000.00	$1,019.30	$5.76	1.14%
Investor B	$1,000.00	$1,271.00	$11.18	$1,000.00	$1,015.10	$9.92	1.97%
Investor C	$1,000.00	$1,270.10	$11.63	$1,000.00	$1,014.75	$10.33	2.05%
Class R	$1,000.00	$1,274.20	$9.15	$1,000.00	$1,016.93	$8.12	1.54%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	7

Fund Summary as of March 31, 2012	BlackRock Large Cap Growth Fund

Investment Objective

BlackRock Large Cap Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31,2012, the Fund, through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000® Growth Index.

What factors influenced performance?

•	Overall, positive performance in the IT, materials and consumer staples sectors offset negative results in industrials and telecommunication services (“telecom”).

•

Stock selection in the semiconductor and computers & peripherals industries was the leading contributor to outperformance in IT. In particular, select hard disk drive manufacturers strongly outperformed on a faster-than-anticipated recovery from last summer’s massive flooding in Thailand, which damaged manufacturing plants and crippled production. The successful completion of strategic acquisitions provided a further boost to earnings for key holdings. Companies, in turn, shared some of those excess profits with investors by way of dividends and stock buybacks.

•

Within the materials sector, select chemical company holdings benefited from input cost advantages stemming from their reliance on low-cost US natural gas versus higher-priced crude oil. Natural gas prices declined to new lows during the six months, lifting profit margins for companies in the industry.

•

A general underweight and favorable stock selection were the main contributors within the consumer staples sector. Specifically, the Portfolio was underweight in mega-cap benchmark names, especially in the beverage and food products industries, which underperformed during the period as investors rotated out of defensive, low-risk investments in favor of more cyclical areas.

•

In contrast, the industrials sector was the largest detractor from Portfolio results, with underperformance due primarily to an underweight allocation, especially in machinery names. The sector posted strong gains for the period as investor confidence improved, spurring demand for the higher-risk investments that struggled amid the extreme volatility in the summer and fall of 2011. Aerospace & defense was also a source of weakness as defense spending concerns weighed on select holdings.

•

Stock selection was the primary detractor in telecom, due mainly to negative performance in a key diversified telecom holding that lagged on acquisition-related concerns. In addition, an unexpected uptick in the competitive environment and customer churn rates hurt the results of key wireless holdings.

Describe recent portfolio activity.

•	During the six months, the Portfolio’s weightings in the industrials and energy sectors were increased, while its allocations to health care, IT and materials were reduced.

Describe portfolio positioning at period end.

•

At period end, the Portfolio continues to maintain a balance between domestic cyclicals and more dependable growth names. The Portfolio’s largest sector overweights at period end relative to the Russell 1000® Growth Index were in health care and consumer discretionary, while consumer staples was the largest underweight, followed by industrials and materials. As always, management relies on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

BlackRock Large Cap Growth Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Portfolio, a series of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, in the Russell 1000® Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with a greater-than-average growth orientation.

Performance Summary for the Period Ended March 31, 2012

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	29.69%	6.81%	N/A	2.64%	N/A	4.55%	N/A
Service	29.40	6.49	N/A	2.42	N/A	4.30	N/A
Investor A	29.49	6.49	0.90%	2.33	1.23%	4.25	3.69%
Investor B	28.99	5.72	1.22	1.53	1.15	3.58	3.58
Investor C	29.03	5.73	4.73	1.51	1.51	3.43	3.43
Class R	29.28	6.20	N/A	1.99	N/A	4.00	N/A
Russell 1000® Growth Index	26.85	11.02	N/A	5.10	N/A	4.28	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,298.00	$5.57	$1,000.00	$1,020.15	$4.90	0.97%
Service	$1,000.00	$1,295.10	$7.51	$1,000.00	$1,018.44	$6.61	1.31%
Investor A	$1,000.00	$1,294.90	$7.17	$1,000.00	$1,018.76	$6.31	1.25%
Investor B	$1,000.00	$1,288.80	$11.96	$1,000.00	$1,014.56	$10.53	2.09%
Investor C	$1,000.00	$1,290.30	$11.80	$1,000.00	$1,014.70	$10.38	2.06%
Class R	$1,000.00	$1,292.80	$8.88	$1,000.00	$1,017.23	$7.82	1.55%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	9

Fund Summary as of March 31, 2012	BlackRock Large Cap Value Fund

Investment Objective

BlackRock Large Cap Value Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•

Through its investment in the Master Large Cap Value Portfolio (the “Portfolio”), the Fund’s Institutional, Investor A, Service and Class R Shares outperformed the benchmark Russell 1000® Value Index for the six-month period ended March 31, 2012, while Investor B and Investor C Shares trailed the index.

What factors influenced performance?

•	Overall, positive performance in the materials, IT and utilities sectors offset negative results in financials and consumer discretionary.

•

An overweight and stock selection accounted for the majority of strength within materials. Chemical holdings, in particular, were standouts as select names benefited from input cost advantages stemming from their reliance on low-cost US natural gas versus higher-priced crude oil. Natural gas prices declined to new lows during the six months, lifting profit margins for companies in the industry. An overweight in the paper & forest products industry also proved advantageous.

•

Stock selection in the computers & peripherals industry was the leading contributor to outperformance in IT. Specifically, select hard disk drive manufacturers strongly outperformed on a faster-than-anticipated recovery from last summer’s massive flooding in Thailand, which damaged manufacturing plants and crippled production. The successful completion of strategic acquisitions provided a further boost to earnings for key holdings. Companies, in turn, shared some of those excess profits with investors by way of dividends and stock buybacks.

•

Positive performance in utilities was due entirely to the Portfolio’s underweight in the sector, especially traditional regulated utilities. Utilities trailed other sectors over the period as investors moved out of the defensive group in order to take advantage of the broader market turnaround.

•

In contrast, the financial sector was the largest detractor from Portfolio results, with negative performance due primarily to an underweight allocation, especially in diversified financial services, commercial banks and capital markets names. The sector surged during the reporting period as investor confidence improved, spurring demand for the higher-risk investments that struggled amid the extreme volatility in the summer and fall of 2011.

•

Education services and consumer electronics retailers detracted within consumer discretionary. Ongoing weakness in new student enrollments hampered the results of education services providers, as changes to company business models in response to regulatory pressures are driving increased competition for higher quality students. Meanwhile, consumer electronics retailers lagged on product cycle weakness and competitive pressures. Core business segments (e.g., televisions, gaming) are in secular decline, while at the same time, big-ticket purchases are increasingly moving online. The noxious combination has hurt pricing and margins for companies in the industry.

Describe recent portfolio activity.

•

During the six months, the Portfolio’s weightings in the industrials and energy sectors were considerably increased, and additions were made to financials. The Portfolio’s weightings in health care, materials and consumer staples were reduced.

Describe portfolio positioning at period end.

•

At period end, the Portfolio continues to maintain a balance between domestic cyclicals and more dependable growth names. The Portfolio’s largest sector overweights relative to the Russell 1000® Value Index were industrials and IT, while financials remained the largest underweight, followed by utilities, consumer staples and telecommunication services. As always, management relies on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

BlackRock Large Cap Value Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Portfolio, a series of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Value Index.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Performance Summary for the Period Ended March 31, 2012

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	26.27%	(0.21)%	N/A	(1.92)%	N/A	5.12%	N/A
Service	26.09	(0.33)	N/A	(2.10)	N/A	4.88	N/A
Investor A	26.07	(0.40)	(5.63)%	(2.19)	(3.24)%	4.85	4.29%
Investor B	25.55	(1.27)	(5.71)	(3.01)	(3.38)	4.19	4.19
Investor C	25.51	(1.28)	(2.26)	(2.99)	(2.99)	4.01	4.01
Class R	25.81	(0.73)	N/A	(2.52)	N/A	4.60	N/A
Russell 1000® Value Index	25.68	4.79	N/A	(0.81)	N/A	4.58	N/A

4

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[5]	Annualized Expense Ratio

Institutional	$1,000.00	$1,261.90	$ 5.66	$1,000.00	$1,020.00	$ 5.05	1.00%
Service	$1,000.00	$1,260.90	$ 7.07	$1,000.00	$1,018.77	$ 6.31	1.24%
Investor A	$1,000.00	$1,258.30	$ 7.40	$1,000.00	$1,018.45	$ 6.61	1.31%
Investor B	$1,000.00	$1,255.50	$12.24	$1,000.00	$1,014.16	$10.93	2.16%
Investor C	$1,000.00	$1,255.10	$11.95	$1,000.00	$1,014.42	$10.68	2.11%
Class R	$1,000.00	$1,258.10	$ 8.86	$1,000.00	$1,017.16	$ 7.92	1.57%

5

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

6

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	11

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. For BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees. For BlackRock Large Cap Core Fund, prior to September 24, 2007, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or CDSC. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. BlackRock Large Cap Core Fund’s administrator waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2011 and held through March 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Fund Information	BlackRock Large Cap Core Plus Fund

As of March 31, 2012

Ten Largest Holdings	Percent of Long-Term Investments
Apple, Inc.	3%
Chevron Corp.	3
Pfizer, Inc.	2
Exxon Mobil Corp.	2
Philip Morris International, Inc.	2
Microsoft Corp.	2
ConocoPhillips	2
Abbott Laboratories	2
UnitedHealth Group, Inc.	2
Apache Corp.	1

Sector Allocation	Percent of Long-Term Investments
Information Technology	24%
Health Care	17
Industrials	15
Energy	13
Consumer Discretionary	12
Consumer Staples	6
Financials	6
Materials	4
Utilities	2
Telecommunication Services	1

Ten Largest Investments Sold Short	Percent of Investments Sold Short
Priceline.com, Inc.	1%
VMware, Inc., Class A	1
National Instruments Corp.	1
Pioneer Natural Resources Co.	1
Aon Corp.	1
PepsiCo, Inc.	1
EMC Corp.	1
Dominion Resources, Inc.	1
Wynn Resorts Ltd.	1
Fasternal Co.	1

Sector Allocation	Percent of Investments Sold Short
Information Technology	24%
Consumer Discretionary	18
Energy	16
Health Care	9
Consumer Staples	8
Materials	7
Utilities	6
Financials	6
Industrials	5
Telecommunication Services	1

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	13

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 16.0%
Auto Components — 1.3%
Lear Corp.	14,500	$674,105
Diversified Consumer Services — 3.1%
Apollo Group, Inc., Class A (a)(b)	12,100	467,544
Education Management Corp. (a)	23,700	324,453
H&R Block, Inc.	7,000	115,290
ITT Educational Services, Inc. (a)(b)	10,500	694,470
		1,601,757
Internet & Catalog Retail — 1.4%
Expedia, Inc.	20,700	692,208
Media — 4.3%
DISH Network Corp., Class A (b)	20,800	684,944
Gannett Co., Inc.	1,600	24,528
The Interpublic Group of Cos., Inc.	60,500	690,305
Time Warner Cable, Inc.	9,900	806,850
		2,206,627
Multiline Retail — 0.7%
Dillard’s, Inc., Class A	5,500	346,610
Specialty Retail — 5.2%
Best Buy Co., Inc. (b)	27,300	646,464
Foot Locker, Inc. (b)	21,500	667,575
GameStop Corp., Class A	30,100	657,384
PetSmart, Inc. (b)	11,800	675,196
		2,646,619
Total Consumer Discretionary		8,167,926
Consumer Staples — 8.1%
Beverages — 2.2%
Constellation Brands, Inc., Class A (a)	28,700	677,033
Dr. Pepper Snapple Group, Inc.	10,500	422,205
		1,099,238
Food & Staples Retailing — 2.7%
The Kroger Co. (b)	28,200	683,286
Safeway, Inc.	33,700	681,077
		1,364,363
Food Products — 0.1%
Smithfield Foods, Inc. (a)	3,200	70,496
Household Products — 0.4%
The Procter & Gamble Co.	3,400	228,514
Tobacco — 2.7%
Philip Morris International, Inc. (b)	15,700	1,391,177
Total Consumer Staples		4,153,788
Energy — 16.3%
Oil, Gas & Consumable Fuels — 16.3%
Apache Corp.	8,500	853,740
Chevron Corp. (b)	15,500	1,662,220
ConocoPhillips (b)	14,900	1,132,549
Exxon Mobil Corp. (b)	17,000	1,474,410
Marathon Oil Corp. (b)	22,400	710,080
Marathon Petroleum Corp.	17,000	737,120
Murphy Oil Corp. (b)	6,700	377,009
Tesoro Corp. (a)(b)	25,100	673,684
Valero Energy Corp. (b)	27,600	711,252
Total Energy		8,332,064
Financials — 7.1%
Commercial Banks — 0.2%
Wells Fargo & Co.	3,400	116,076
Consumer Finance — 1.5%
Discover Financial Services (b)	22,500	750,150

Common Stocks	Shares	Value
Financials (concluded)
Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	3,900	$179,322
Insurance — 3.8%
Allied World Assurance Co. Holdings AG	10,100	693,567
American Financial Group, Inc. (b)	7,100	273,918
Assurant, Inc.	16,600	672,300
Protective Life Corp.	5,100	151,062
Prudential Financial, Inc.	2,200	139,458
		1,930,305
Thrifts & Mortgage Finance — 1.3%
Washington Federal, Inc.	38,900	654,298
Total Financials		3,630,151
Health Care — 21.6%
Health Care Equipment & Supplies — 1.4%
Zimmer Holdings, Inc.	11,100	713,508
Health Care Providers & Services — 11.7%
Aetna, Inc. (b)	16,100	807,576
AmerisourceBergen Corp. (b)	18,500	734,080
Cardinal Health, Inc. (b)	13,900	599,229
Coventry Health Care, Inc. (b)	15,300	544,221
Humana, Inc.	7,800	721,344
McKesson Corp. (b)	9,300	816,261
UnitedHealth Group, Inc. (b)	17,200	1,013,768
WellPoint, Inc. (b)	10,500	774,900
		6,011,379
Pharmaceuticals — 8.5%
Abbott Laboratories (b)	17,900	1,097,091
Eli Lilly & Co. (b)	21,200	853,724
Forest Laboratories, Inc. (a)(b)	20,400	707,676
Johnson & Johnson	2,600	171,496
Pfizer, Inc.	66,000	1,495,560
		4,325,547
Total Health Care		11,050,434
Industrials — 19.1%
Aerospace & Defense — 7.0%
Alliant Techsystems, Inc. (b)	12,900	646,548
General Dynamics Corp. (b)	8,400	616,392
L-3 Communications Holdings, Inc.	10,300	728,931
Lockheed Martin Corp. (b)	9,000	808,740
Northrop Grumman Corp.	12,700	775,716
		3,576,327
Airlines — 1.3%
Copa Holdings SA, Class A	8,500	673,200
Commercial Services & Supplies — 2.4%
Corrections Corp. of America (a)	25,000	682,750
Covanta Holding Corp.	34,600	561,558
		1,244,308
Construction & Engineering — 2.4%
Chicago Bridge & Iron Co. NV	14,400	621,936
URS Corp.	13,900	591,028
		1,212,964
Industrial Conglomerates — 2.3%
General Electric Co. (b)	18,000	361,260
Tyco International Ltd.	14,000	786,520
		1,147,780
Machinery — 3.7%
AGCO Corp. (a)	6,800	321,028
CNH Global NV (a)	16,700	662,990
Oshkosh Corp. (a)	10,200	236,334

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Machinery (concluded)
Parker Hannifin Corp.	8,200	$693,310
		1,913,662
Total Industrials		9,768,241
Information Technology — 31.1%
Computers & Peripherals — 9.8%
Apple, Inc. (a)(b)	3,200	1,918,304
Dell, Inc. (a)	47,900	795,140
Lexmark International, Inc., Class A	20,200	671,448
QLogic Corp. (a)	37,400	664,224
Seagate Technology Plc	10,400	280,280
Western Digital Corp. (a)	16,500	682,935
		5,012,331
Electronic Equipment, Instruments & Components — 5.7%
Avnet, Inc. (a)	20,100	731,439
Ingram Micro, Inc., Class A (a)	36,700	681,152
Jabil Circuit, Inc.	7,200	180,864
Tech Data Corp. (a)	12,700	689,102
Vishay Intertechnology, Inc. (a)	52,500	638,400
		2,920,957
Internet Software & Services — 1.9%
AOL, Inc. (a)	37,400	709,478
Google, Inc., Class A (a)	100	64,124
IAC/InterActiveCorp.	3,400	166,906
		940,508
IT Services — 9.8%
Alliance Data Systems Corp. (a)	3,000	377,880
Computer Sciences Corp.	22,700	679,638
DST Systems, Inc. (b)	12,700	688,721
Global Payments, Inc.	12,800	607,616
International Business Machines Corp. (b)	2,600	542,490
Lender Processing Services, Inc.	28,900	751,400
SAIC, Inc. (a)	51,600	681,120
The Western Union Co. (b)	39,500	695,200
		5,024,065
Software — 3.9%
Microsoft Corp. (b)	39,600	1,277,100
Symantec Corp. (a)	39,200	733,040
		2,010,140
Total Information Technology		15,908,001
Materials — 5.5%
Chemicals — 2.8%
CF Industries Holdings, Inc.	4,100	748,865
Cytec Industries, Inc.	11,200	680,848
		1,429,713
Paper & Forest Products — 2.7%
Domtar Corp.	7,300	696,274
International Paper Co.	18,800	659,880
		1,356,154
Total Materials		2,785,867
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	8,000	249,840
Verizon Communications, Inc.	2,300	87,929
		337,769
Wireless Telecommunication Services — 1.2%
MetroPCS Communications, Inc. (a)	70,400	635,008
Total Telecommunication Services		972,777

Common Stocks	Shares	Value
Utilities — 3.1%
Independent Power Producers & Energy Traders — 1.8%
The AES Corp. (a)(b)	45,100	$589,457
NRG Energy, Inc. (a)	21,100	330,637
		920,094
Multi-Utilities — 1.3%
Ameren Corp. (b)	19,700	641,826
Total Utilities		1,561,920
Total Long-Term Investments (Cost — $59,157,929) — 129.8%		66,331,169

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	182,613	182,613

	Par (000)
Time Deposits — 0.4%
Brown Brothers Harriman & Co., 0.07%, 4/02/12	$206	206,093
Total Short-Term Securities (Cost — $388,706) — 0.7%		388,706
Total Investments Before Investments Sold Short (Cost — $59,546,635) — 130.5%		66,719,875

Investments Sold Short	Shares
Consumer Discretionary — (5.5)%
Auto Components — (0.3)%
Johnson Controls, Inc.	4,900	(159,152)
Automobiles — (0.3)%
Tesla Motors, Inc.	4,100	(152,684)
Hotels, Restaurants & Leisure — (1.0)%
Las Vegas Sands Corp.	2,800	(161,196)
Starbucks Corp.	1,600	(89,424)
Starwood Hotels & Resorts Worldwide, Inc.	1,300	(73,333)
Wynn Resorts Ltd.	1,300	(162,344)
		(486,297)
Household Durables — (0.9)%
DR Horton, Inc.	8,900	(135,013)
Lennar Corp., Class A	5,500	(149,490)
Pulte Group, Inc.	16,800	(148,680)
Toll Brothers, Inc.	1,700	(40,783)
		(473,966)
Internet & Catalog Retail — (0.7)%
Amazon.com, Inc.	800	(162,008)
Priceline.com, Inc.	300	(215,250)
		(377,258)
Media — (0.6)%
DreamWorks Animation SKG, Inc., Class A	7,700	(142,065)
Thomson Reuters Corp.	5,200	(150,280)
		(292,345)
Multiline Retail — (0.3)%
Sears Holdings Corp.	2,000	(132,500)

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	15

Schedule of Investments (continued)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Consumer Discretionary (concluded)
Specialty Retail — (0.5)%
CarMax, Inc.	4,600	$(159,390)
Tiffany & Co.	1,600	(110,608)
		(269,998)
Textiles, Apparel & Luxury Goods — (0.9)%
Deckers Outdoor Corp.	500	(31,525)
Hanesbrands, Inc.	3,800	(112,252)
Nike, Inc., Class B	1,400	(151,816)
Under Armour, Inc.	1,600	(150,400)
VF Corp.	200	(29,196)
		(475,189)
Total Consumer Discretionary		(2,819,389)
Consumer Staples — (2.4)%
Beverages — (0.6)%
The Coca-Cola Co.	2,100	(155,421)
PepsiCo, Inc.	2,500	(165,875)
		(321,296)
Food Products — (1.2)%
General Mills, Inc.	4,100	(161,745)
Green Mountain Coffee Roasters, Inc.	2,400	(112,416)
H.J. Heinz Co.	3,000	(160,650)
Sara Lee Corp.	7,400	(159,322)
		(594,133)
Household Products — (0.3)%
The Procter & Gamble Co.	2,200	(147,862)
Personal Products — (0.3)%
The Estee Lauder Cos., Inc.	2,500	(154,850)
Total Consumer Staples		(1,218,141)
Energy — (4.7)%
Energy Equipment & Services — (2.0)%
Baker Hughes, Inc.	3,800	(159,372)
Cameron International Corp.	3,000	(158,490)
CARBO Ceramics, Inc.	1,100	(115,995)
FMC Technologies, Inc.	3,000	(151,260)
Halliburton Co.	4,600	(152,674)
McDermott International, Inc.	11,300	(144,753)
Schlumberger Ltd.	2,200	(153,846)
		(1,036,390)
Oil, Gas & Consumable Fuels — (2.7)%
Anadarko Petroleum Corp.	2,000	(156,680)
Cobalt International Energy, Inc.	5,000	(150,150)
Continental Resources, Inc.	1,800	(154,476)
El Paso Corp.	5,200	(153,660)
Kosmos Energy Ltd.	10,700	(141,668)
Noble Energy, Inc.	1,600	(156,448)
Pioneer Natural Resources Co.	1,500	(167,385)
Range Resources Corp.	2,400	(139,536)
Southwestern Energy Co.	4,500	(137,700)
		(1,357,703)
Total Energy		(2,394,093)
Financials — (1.7)%
Capital Markets — (0.5)%
Affiliated Managers Group, Inc.	800	(89,448)
The Charles Schwab Corp.	10,600	(152,322)
		(241,770)
Commercial Banks — (0.3)%
SunTrust Banks, Inc.	6,200	(149,854)
Insurance — (0.9)%
Aflac, Inc.	3,200	(147,168)

Investments Sold Short	Shares	Value
Financials (concluded)
Insurance (concluded)
Aon Corp.	3,400	$(166,804)
Marsh & McLennan Cos., Inc.	4,600	(150,834)
		(464,806)
Total Financials		(856,430)
Health Care — (2.6)%
Biotechnology — (1.2)%
Alexion Pharmaceuticals, Inc.	1,700	(157,862)
BioMarin Pharmaceutical, Inc.	4,400	(150,700)
Dendreon Corp.	15,100	(160,891)
Human Genome Sciences, Inc.	14,500	(119,480)
		(588,933)
Health Care Equipment & Supplies — (0.0)%
Edwards Lifesciences Corp.	100	(7,273)
Health Care Technology — (0.5)%
Allscripts Healthcare Solutions, Inc.	6,100	(101,260)
Cerner Corp.	2,000	(152,320)
		(253,580)
Life Sciences Tools & Services — (0.3)%
Thermo Fisher Scientific, Inc.	2,700	(152,226)
Pharmaceuticals — (0.6)%
Allergan, Inc.	1,700	(162,231)
Hospira, Inc.	4,100	(153,299)
		(315,530)
Total Health Care		(1,317,542)
Industrials — (1.4)%
Aerospace & Defense — (0.3)%
Spirit Aerosystems Holdings, Inc., Class A	6,100	(149,206)
Electrical Equipment — (0.2)%
GrafTech International Ltd.	9,600	(114,624)
Industrial Conglomerates — (0.1)%
General Electric Co.	2,100	(42,147)
Professional Services — (0.2)%
IHS, Inc.	1,300	(121,745)
Trading Companies & Distributors — (0.6)%
Fastenal Co.	3,000	(162,300)
MSC Industrial Direct Co., Class A	1,700	(141,576)
		(303,876)
Total Industrials		(731,598)
Information Technology — (7.4)%
Communications Equipment — (2.0)%
Acme Packet, Inc.	5,600	(154,112)
Ciena Corp.	9,700	(157,043)
F5 Networks, Inc.	1,100	(148,456)
JDS Uniphase Corp.	10,400	(150,696)
Juniper Networks, Inc.	6,900	(157,872)
Motorola Mobility Holdings, Inc.	2,400	(94,176)
QUALCOMM, Inc.	2,300	(156,446)
		(1,018,801)
Computers & Peripherals — (0.9)%
EMC Corp.	5,500	(164,340)
NetApp, Inc.	3,400	(152,218)
SanDisk Corp.	3,000	(148,770)
		(465,328)
Electronic Equipment, Instruments & Components — (0.9)%
IPG Photonics Corp.	2,700	(140,535)
National Instruments Corp.	5,900	(168,268)
Trimble Navigation Ltd.	2,800	(152,376)
		(461,179)

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	BlackRock Large Cap Core Plus Fund
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Information Technology (concluded)
Internet Software & Services — (0.7)%
eBay, Inc.	4,000	$(147,560)
WebMD Health Corp.	2,500	(63,950)
Yahoo!, Inc.	10,000	(152,200)
		(363,710)
IT Services — (0.3)%
Cognizant Technology Solutions Corp.	2,000	(153,900)
Semiconductors & Semiconductor Equipment — (1.1)%
Broadcom Corp., Class A	4,000	(157,200)
Cree, Inc.	4,700	(148,661)
First Solar, Inc.	2,700	(67,635)
Texas Instruments, Inc.	4,600	(154,606)
		(528,102)
Software — (1.5)%
Citrix Systems, Inc.	2,000	(157,820)
Informatica Corp.	2,900	(153,410)
Rovi Corp.	4,300	(139,965)
Salesforce.com, Inc.	1,000	(154,510)
VMware, Inc., Class A	1,500	(168,555)
		(774,260)
Total Information Technology		(3,765,280)
Materials — (2.1)%
Chemicals — (0.8)%
Air Products & Chemicals, Inc.	1,100	(100,980)
Ecolab, Inc.	2,600	(160,472)
Praxair, Inc.	1,400	(160,496)
		(421,948)
Construction Materials — (0.3)%
Martin Marietta Materials, Inc.	1,600	(137,008)
Metals & Mining — (1.0)%
AK Steel Holding Corp.	19,300	(145,908)
Allegheny Technologies, Inc.	2,500	(102,925)
Molycorp, Inc.	4,400	(148,852)
United States Steel Corp.	5,000	(146,850)
		(544,535)
Total Materials		(1,103,491)
Telecommunication Services — (0.4)%
Diversified Telecommunication Services — (0.3)%
CenturyLink, Inc.	4,000	(154,600)
Wireless Telecommunication Services — (0.1)%
Clearwire Corp.	22,600	(51,528)
Total Telecommunication Services		(206,128)
Utilities — (1.8)%
Electric Utilities — (0.9)%
FirstEnergy Corp.	3,400	(155,006)
Progress Energy, Inc.	3,000	(159,330)
The Southern Co.	3,600	(161,748)
		(476,084)
Independent Power Producers & Energy Traders — (0.3)%
Calpine Corp.	9,000	(154,890)
Multi-Utilities — (0.5)%
Dominion Resources, Inc.	3,200	(163,872)
Sempra Energy	1,700	(101,932)
		(265,804)

Investments Sold Short	Shares	Value
Utilities (concluded)
Water Utilities — (0.1)%
Aqua America, Inc.	1,600	$(35,664)
Total Utilities		(932,442)
Total Investments Sold Short (Proceeds — $14,943,839) — (30.0)%		(15,344,534)
Total Investments, Net of Investments Sold Short — 100.5%		51,375,341
Liabilities in Excess of Other Assets — (0.5)%		(276,265)
Net Assets — 100.0%		$51,099,076

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	202,841	(20,228)	182,613	$210

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$66,331,169	—	—	$66,331,169
Short-Term Securities	182,613	$206,093	—	388,706
Liabilities:
Investments:
Investments Sold Short[1]	(15,344,534)	—	—	(15,344,534)
Total	$51,169,248	$206,093	—	$51,375,341

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	17

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

March 31, 2012 (Unaudited)	BlackRock Large Cap Core Plus Fund	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Assets
Investments at value — unaffiliated (cost — $59,364,022)	$66,537,262	—	—	—
Investments at value — affiliated (cost — $182,613)	182,613	—	—	—
Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	—	$1,847,656,813	$1,094,149,016	$1,264,720,713
Capital shares sold receivable	440,987	1,983,978	3,353,848	1,582,017
Withdrawals receivable from the Portfolios	—	4,538,981	—	5,503,498
Investments sold receivable	1,386,001	—	—	—
Dividends receivable	57,630	—	—	—
Prepaid expenses	4,876	4,096	12,386	41,189
Total assets	68,609,369	1,854,183,868	1,097,515,250	1,271,847,417

Liabilities
Payable to broker for short sales	135,897	—	—	—
Investments sold short at value (proceeds — $14,943,839)	15,344,534	—	—	—
Service and distribution fees payable	11,342	1,982,498	260,001	313,618
Capital shares redeemed payable	99,786	6,522,959	2,935,246	7,085,515
Investments purchased payable	1,844,033	—	—	—
Administration fees payable	—	401,327	210,795	269,052
Other affiliates payable	192	48,420	4,458	20,640
Investment advisory fees payable	40,115	—	—	—
Contributions payable to the Portfolios	—	—	418,602	—
Dividends on short sales payable	6,935	—	—	—
Officer’s and Directors’ fees payable	2,311	1,304	214	672
Other accrued expenses payable	25,148	615,573	368,449	985,369
Total liabilities	17,510,293	9,572,081	4,197,765	8,674,866
Net Assets	$51,099,076	$1,844,611,787	$1,093,317,485	$1,263,172,551

Net Assets Consist of
Paid-in capital	$52,460,589	$2,089,035,245	$918,135,278	$1,943,316,179
Undistributed net investment income	32,535	8,438,598	2,703,584	5,154,052
Accumulated net realized loss	(8,166,593)	—	—	—
Accumulated net realized gain (loss) allocated from the Portfolios	—	(574,276,355)	2,362,542	(880,776,803)
Net unrealized appreciation/depreciation	6,772,545	—	—	—
Net unrealized appreciation/depreciation allocated from the Portfolios	—	321,414,299	170,116,081	195,479,123
Net Assets	$51,099,076	$1,844,611,787	$1,093,317,485	$1,263,172,551

[1] Investments at cost	—	$1,526,242,514	$924,032,935	$1,069,241,590

See Notes to Financial Statements.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Assets and Liabilities (concluded)	BlackRock Large Cap Series Funds, Inc.

March 31, 2012 (Unaudited)	BlackRock Large Cap Core Plus Fund	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Net Asset Value
Institutional:
Net assets	$24,280,694	$583,462,401	$447,885,299	$370,350,831
Shares outstanding, $0.10 par value[2]	2,355,174	46,701,103	36,233,652	23,246,118
Net asset value	$10.31	$12.49	$12.36	$15.93
Service:
Net assets	—	$1,571,884	$13,801,877	$33,593,007
Shares outstanding, $0.10 par value[3]	—	128,275	1,125,495	2,115,236
Net asset value	—	$12.25	$12.26	$15.88
Investor A:
Net assets	$18,317,800	$744,676,750	$415,133,424	$520,049,156
Shares outstanding, $0.10 par value[4]	1,795,482	60,973,409	34,684,607	33,150,405
Net asset value	$10.20	$12.21	$11.97	$15.69
Investor B:
Net assets	—	$48,182,151	$10,108,659	$22,320,937
Shares outstanding, $0.10 par value[5]	—	4,243,616	927,454	1,508,969
Net asset value	—	$11.35	$10.90	$14.79
Investor C:
Net assets	$8,500,582	$412,839,835	$172,236,460	$245,897,268
Shares outstanding, $0.10 par value[6]	854,384	36,713,565	15,817,836	16,715,308
Net asset value	$9.95	$11.24	$10.89	$14.71
Class R:
Net assets	—	$53,878,766	$34,151,766	$70,961,352
Shares outstanding, $0.10 par value[7]	—	4,601,535	2,975,095	4,685,791
Net asset value	—	$11.71	$11.48	$15.14

[2] Shares Authorized — Institutional	400 million	400 million	100 million	400 million
[3] Shares Authorized — Service	—	50 million	50 million	50 million
[4] Shares Authorized — Investor A	300 million	300 million	100 million	400 million
[5] Shares Authorized — Investor B	—	200 million	200 million	200 million
[6] Shares Authorized — Investor C	400 million	400 million	100 million	400 million
[7] Shares Authorized — Class R	—	200 million	200 million	200 million

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	19

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Six Months Ended March 31, 2012 (Unaudited)	BlackRock Large Cap Core Plus Fund	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Investment Income
Dividends — unaffiliated	$597,046	—	—	—
Foreign taxes withheld	(11,384)	—	—	—
Dividends — affiliated	210	—	—	—
Net investment income allocated from the Portfolios:
Dividends — unaffiliated	—	$20,007,241	$9,307,754	$14,055,498
Foreign taxes withheld	—	(388,251)	(180,839)	(304,418)
Securities lending — affiliated	—	530,719	308,502	923,127
Dividends — affiliated	—	546	1,125	42
Expenses	—	(4,503,555)	(2,569,151)	(3,461,437)
Fees waived	—	475	644	—
Total income	585,872	15,647,175	6,868,035	11,212,812

Expenses
Investment advisory	272,717	—	—	—
Administration	—	2,229,379	1,194,432	1,580,950
Service — Service	—	973	15,432	40,502
Service — Investor A	18,869	887,563	460,812	640,218
Service and distribution — Investor B	—	250,060	52,549	116,492
Service and distribution — Investor C	38,266	2,063,469	765,279	1,200,824
Service and distribution — Class R	—	133,296	83,166	180,438
Transfer agent — Institutional	4,358	400,961	306,915	338,077
Transfer agent — Service	—	368	15,699	28,218
Transfer agent — Investor A	3,280	909,467	350,888	611,836
Transfer agent — Investor B	—	93,388	14,711	39,942
Transfer agent — Investor C	3,308	541,828	192,520	353,901
Transfer agent — Class R	—	67,852	40,552	89,340
Printing	20,502	91,440	27,002	74,853
Registration	20,072	45,761	42,949	41,515
Professional	19,461	34,412	18,478	23,488
Custodian	10,430	—	—	—
Accounting services	6,626	—	—	—
Officer and Directors	1,494	625	231	249
Miscellaneous	6,978	13,584	10,565	9,670
Total expenses excluding dividend expense, stock loan fees and interest expense	426,361	7,764,426	3,592,180	5,370,513
Dividend expense	79,837	—	—	—
Stock loan fees	49,604	—	—	—
Interest expense	21,754	—	—	—
Total expenses	577,556	7,764,426	3,592,180	5,370,513
Less fees waived and reimbursed by advisor	(17,384)	—	—	—
Less transfer agent fees waived and/or reimbursed — Investor A	—	(510,749)	—	—
Less transfer agent fees waived and/or reimbursed — Investor B	—	(45,135)	—	—
Less transfer agent fees reimbursed — class specific	(7,760)	—	—	—
Total expenses after fees waived and reimbursed	552,412	7,208,542	3,592,180	5,370,513
Net investment income	33,460	8,438,633	3,275,855	5,842,299

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(438,621)	—	—	—
Short sales	(491,400)	—	—	—
Investments allocated from the Portfolios	—	58,900,158	29,693,965	24,174,941
	(930,021)	58,900,158	29,693,965	24,174,941
Net change in unrealized appreciation/depreciation on:
Investments	13,992,573	—	—	—
Short sales	(2,676,374)	—	—	—
Investments allocated from the Portfolios	—	358,222,628	210,310,742	260,527,326
	11,316,199	358,222,628	210,310,742	260,527,326
Total realized and unrealized gain	10,386,178	417,122,786	240,004,707	284,702,267
Net Increase in Net Assets Resulting from Operations	$10,419,638	$425,561,419	$243,280,562	$290,544,566

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Plus Fund		BlackRock Large Cap Core Fund
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income (loss)	$33,460	$(114,873)	$8,438,633	$6,177,767
Net realized loss	(930,021)	(397,300)	58,900,158	315,756,961
Net change in unrealized appreciation/depreciation	11,316,199	(5,471,794)	358,222,628	(286,382,058)
Net increase (decrease) in net assets resulting from operations	10,419,638	(5,983,967)	425,561,419	35,552,670

Dividends to Shareholders From
Net investment income:
Institutional	—	—	(3,327,854)	(3,428,086)
Service	—	—	—	(2,148)
Investor A	—	—	(2,849,708)	(5,187,070)
Class R	—	—	—	(144,983)
Decrease in net assets resulting from dividends to shareholders	—	—	(6,177,562)	(8,762,287)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	6,656,438	30,557,984	(190,384,519)	(785,397,430)

Net Assets
Total increase (decrease) in net assets	17,076,076	24,574,017	228,999,338	(758,607,047)
Beginning of period	34,023,000	9,448,983	1,615,612,449	2,374,219,496
End of period	$51,099,076	$34,023,000	$1,844,611,787	$1,615,612,449
Undistributed (distributions in excess of) net investment income	$32,535	$(925)	$8,438,598	$6,177,527

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	21

Statements of Changes in Net Assets (concluded)	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Growth Fund		BlackRock Large Cap Value Fund
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$3,275,855	$1,365,292	$5,842,299	$8,564,078
Net realized gain	29,693,965	81,765,986	24,174,941	198,293,179
Net change in unrealized appreciation/depreciation	210,310,742	(81,952,228)	260,527,326	(172,721,849)
Net increase in net assets resulting from operations	243,280,562	1,179,050	290,544,566	34,135,408

Dividends to Shareholders From
Net investment income:
Institutional	(1,412,861)	—	(3,669,706)	(6,903,118)
Service	(6,869)	—	(278,874)	(266,885)
Investor A	(580,273)	—	(3,284,247)	(5,379,874)
Class R	—	—	(267,234)	(450,372)
Decrease in net assets resulting from dividends to shareholders	(2,000,003)	—	(7,500,061)	(13,000,249)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	52,494,724	278,887,367	(204,156,496)	(812,671,029)

Net Assets
Total increase (decrease) in net assets	293,775,283	280,066,417	78,888,009	(791,535,870)
Beginning of period	799,542,202	519,475,785	1,184,284,542	1,975,820,412
End of period	$1,093,317,485	$799,542,202	$1,263,172,551	$1,184,284,542
Undistributed net investment income	$2,703,584	$1,427,732	$5,154,052	$6,811,814

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights	BlackRock Large Cap Core Plus Fund

	Institutional
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008

		Year Ended September 30,
		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.11	$7.98	$7.58	$6.98	$10.00
Net investment income (loss)[2]	0.02	(0.03)	0.05	0.06	(0.16)
Net realized and unrealized gain (loss)	2.18	0.16	0.51	0.54	(2.86)
Net increase (decrease) from investment operations	2.20	0.13	0.56	0.60	(3.02)
Dividends from net investment income	—	—	(0.16)	—	—
Net asset value, end of period	$10.31	$8.11	$7.98	$7.58	$6.98

Total Investment Return[3]
Based on net asset value	27.13%[4]	1.63%	7.46%	8.60%[4]	(30.20)%[4]

Ratios to Average Net Assets
Total expenses	2.28%[5]	2.56%	4.11%	3.81%[5]	4.14%[5]
Total expenses after fees waived and reimbursed	2.17%[5]	2.08%	1.50%	1.33%[5]	3.85%[5]
Total expenses after fees waived and reimbursed and excluding dividend expense	1.82%[5]	1.72%	0.91%	0.85%[5]	3.23%[5]
Total expenses after fees waived and reimbursed and excluding dividend expense, stock loan fees and interest expense	1.50%[5]	1.50%	0.66%	0.44%[5]	2.90%[5]
Net investment income (loss)	0.39%[5]	(0.29)%	0.66%	1.05%[5]	(2.04)%[5]

Supplemental Data
Net assets, end of period (000)	$24,281	$16,688	$2,700	$3,630	$14,672
Portfolio turnover	72%	126%	192%	193%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	23

Financial Highlights (continued)	BlackRock Large Cap Core Plus Fund

	Investor A
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008

		Year Ended September 30,
		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$8.04	$7.93	$7.55	$6.96	$10.00
Net investment income (loss)[2]	0.01	(0.05)	0.02	0.07	(0.17)
Net realized and unrealized gain (loss)	2.15	0.16	0.51	0.52	(2.87)
Net increase (decrease) from investment operations	2.16	0.11	0.53	0.59	(3.04)
Dividends from net investment income	—	—	(0.15)	—	—
Net asset value, end of period	$10.20	$8.04	$7.93	$7.55	$6.96

Total Investment Return[3]
Based on net asset value	26.87%[4]	1.39%	7.02%	8.48%[4]	(30.40)%[4]

Ratios to Average Net Assets
Total expenses	2.53%[5]	2.90%	4.37%	4.14%[5]	4.18%[5]
Total expenses after fees waived and reimbursed	2.45%[5]	2.36%	1.84%	1.26%[5]	4.14%[5]
Total expenses after fees waived and reimbursed and excluding dividend expense	2.10%[5]	2.00%	1.25%	0.76%[5]	3.51%[5]
Total expenses after fees waived and reimbursed and excluding dividend expense, stock loan fees and interest expense	1.79%[5]	1.79%	1.00%	0.33%[5]	3.18%[5]
Net investment income (loss)	0.13%[5]	(0.54)%	0.30%	1.16%[5]	(2.30)%[5]

Supplemental Data
Net assets, end of period (000)	$18,318	$10,749	$2,536	$2,798	$1,815
Portfolio turnover	72%	126%	192%	193%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (concluded)	BlackRock Large Cap Core Plus Fund

	Investor C
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009	Period December 19, 2007[1] to October 31, 2008

		Year Ended September 30,
		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$7.87	$7.82	$7.45	$6.91	$10.00
Net investment income (loss)[2]	(0.02)	(0.10)	(0.03)	0.03	(0.23)
Net realized and unrealized gain (loss)	2.10	0.15	0.50	0.51	(2.86)
Net increase (decrease) from investment operations	2.08	0.05	0.47	0.54	(3.09)
Dividends from net investment income	—	—	(0.10)	—	—
Net asset value, end of period	$9.95	$7.87	$7.82	$7.45	$6.91

Total Investment Return[3]
Based on net asset value	26.43%[4]	0.64%	6.29%	7.81%[4]	(30.90)%[4]

Ratios to Average Net Assets
Total expenses	3.34%[5]	3.83%	5.14%	4.88%[5]	4.46%[5]
Total expenses after fees waived and reimbursed	3.17%[5]	3.04%	2.54%	1.99%[5]	4.43%[5]
Total expenses after fees waived and reimbursed and excluding dividend expense	2.81%[5]	2.70%	1.95%	1.50%[5]	4.23%[5]
Total expenses after fees waived and reimbursed and excluding dividend expense, stock loan fees and interest expense	2.50%[5]	2.50%	1.70%	1.07%[5]	3.90%[5]
Net investment income (loss)	(0.54)%[5]	(1.13)%	(0.40)%	0.41%[5]	(3.03)%[5]

Supplemental Data
Net assets, end of period (000)	$8,501	$6,586	$4,213	$5,466	$3,804
Portfolio turnover	72%	126%	192%	193%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	25

Financial Highlights	BlackRock Large Cap Core Fund

	Institutional
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009

		Year Ended September 30,			Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.84	$10.11	$9.68	$8.62	$14.60	$14.20	$13.20
Net investment income[1]	0.08	0.07	0.06	0.09	0.07	0.04	0.03
Net realized and unrealized gain (loss)	2.64	(0.28)	0.49	0.97	(5.66)	1.83	2.10
Net increase (decrease) from investment operations	2.72	(0.21)	0.55	1.06	(5.59)	1.87	2.13
Dividends and distributions from:
Net investment income	(0.07)	(0.06)	(0.12)	—	—	—	—
Net realized gain	—	—	—	—	(0.39)	(1.47)	(1.13)
Total dividends and distributions	(0.07)	(0.06)	(0.12)	—	(0.39)	(1.47)	(1.13)
Net asset value, end of period	$12.49	$9.84	$10.11	$9.68	$8.62	$14.60	$14.20

Total Investment Return[2]
Based on net asset value	27.75%[3]	(2.16)%	5.69%	12.30%[3,4]	(39.25)%	13.55%	16.91%

Ratios to Average Net Assets[5]
Total expenses	0.93%[6,7]	1.05%	0.98%	0.89%[7]	0.86%	0.87%	0.89%
Total expenses after fees waived and/or reimbursed	0.93%[6,7]	1.05%	0.98%	0.89%[7]	0.86%	0.87%	0.89%
Net investment income	1.34%[6,7]	0.58%	0.63%	1.15%[7]	0.58%	0.24%	0.19%

Supplemental Data
Net assets, end of period (000)	$583,462	$489,847	$646,562	$1,073,342	$700,113	$1,532,235	$922,301
Portfolio turnover of the Fund	—	—	—	—	—	0%[8]	0%[8]
Portfolio turnover of the Portfolio	59%	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.06%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Service
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Period September 24, 2007[1] to October 31, 2007

		Year Ended September 30,
		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.60	$9.89	$9.47	$8.44	$14.33	$14.02
Net investment income (loss)[2]	0.04	0.04	0.05	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	2.61	(0.27)	0.47	0.96	(5.55)	0.32
Net increase (decrease) from investment operations	2.65	(0.23)	0.52	1.03	(5.51)	0.31
Dividends and distributions from:
Net investment income	—	(0.06)	(0.10)	—	—	—
Net realized gain	—	—	—	—	(0.38)	—
Total dividends and distributions	—	(0.06)	(0.10)	—	(0.38)	—
Net asset value, end of period	$12.25	$9.60	$9.89	$9.47	$8.44	$14.33

Total Investment Return[3]
Based on net asset value	27.60%[4]	(2.41)%	5.53%	12.20%[4,5]	(39.39)%	2.21%[4]

Ratios to Average Net Assets[6]
Total expenses	1.12%[7,8]	1.25%	1.12%	1.09%[8]	1.06%	1.14%[8]
Total expenses after fees waived and/or reimbursed	1.12%[7,8]	1.25%	1.12%	1.09%[8]	1.06%	1.14%[8]
Net investment income (loss)	0.74%[7,8]	0.39%	0.49%	0.95%[8]	0.37%	(0.52)%[8]

Supplemental Data
Net assets, end of period (000)	$1,572	$270	$369	$395	$372	$640
Portfolio turnover of the Portfolios	59%	129%	173%	168%	109%	96%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.85%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	27

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor A
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,			Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.61	$9.88	$9.46	$8.44	$14.33	$13.97	$13.01
Net investment income (loss)[1]	0.06	0.06	0.05	0.07	0.04	0.00 [2]	(0.01)
Net realized and unrealized gain (loss)	2.58	(0.28)	0.47	0.95	(5.54)	1.79	2.08
Net increase (decrease) from investment operations	2.64	(0.22)	0.52	1.02	(5.50)	1.79	2.07
Dividends and distributions from:
Net investment income	(0.04)	(0.05)	(0.10)	—	—	—	—
Net realized gain	—	—	—	—	(0.39)	(1.43)	(1.11)
Total dividends and distributions	(0.04)	(0.05)	(0.10)	—	(0.39)	(1.43)	(1.11)
Net asset value, end of period	$12.21	$9.61	$9.88	$9.46	$8.44	$14.33	$13.97

Total Investment Return[3]
Based on net asset value	27.60%[4]	(2.24)%	5.50%	12.09%[4,5]	(39.38)%	13.23%	16.61%

Ratios to Average Net Assets[6]
Total expenses	1.29%[7,8]	1.23%	1.25%	1.32%[8]	1.23%	1.16%	1.14%
Total expenses after fees waived and/or reimbursed	1.14%[7,8]	1.14%	1.14%	1.12%[8]	1.11%	1.14%	1.14%
Net investment income (loss)	1.13%[7,8]	0.48%	0.47%	0.93%[8]	0.32%	(0.03)%	(0.06)%

Supplemental Data
Net assets, end of period (000)	$744,677	$634,822	$973,066	$1,060,517	$1,023,005	$1,846,007	$1,028,585
Portfolio turnover of the Fund	—	—	—	—	—	0%[9]	0%[9]
Portfolio turnover of the Portfolio	59%	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.73%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

[9]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor B
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.93	$9.22	$8.82	$7.92	$13.57	$13.30	$12.43
Net investment income (loss)[1]	0.02	(0.04)	(0.03)	0.01	(0.05)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	2.40	(0.25)	0.45	0.89	(5.23)	1.69	1.99
Net increase (decrease) from investment operations	2.42	(0.29)	0.42	0.90	(5.28)	1.59	1.88
Dividends and distributions from:
Net investment income	—	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	—	(0.37)	(1.32)	(1.01)
Total dividends and distributions	—	—	(0.02)	—	(0.37)	(1.32)	(1.01)
Net asset value, end of period	$11.35	$8.93	$9.22	$8.82	$7.92	$13.57	$13.30

Total Investment Return[2]
Based on net asset value	27.10%[3]	(3.15)%	4.71%	11.36%[3,4]	(39.90)%	12.30%	15.72%

Ratios to Average Net Assets[5]
Total expenses	2.16%[6,7]	2.14%	2.16%	2.25%[7]	2.04%	1.94%	1.91%
Total expenses after fees waived and/or reimbursed	1.97%[6,7]	1.97%	1.97%	1.91%[7]	1.88%	1.93%	1.91%
Net investment income (loss)	0.30%[6,7]	(0.34)%	(0.35)%	0.18%[7]	(0.45)%	(0.78)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$48,182	$47,836	$78,876	$119,910	$180,730	$494,478	$467,145
Portfolio turnover of the Fund	—	—	—	—	—	0%[8]	0%[8]
Portfolio turnover of the Portfolios	59%	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.86%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	29

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor C
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.85	$9.13	$8.76	$7.88	$13.51	$13.26	$12.43
Net investment income (loss)[1]	0.01	(0.04)	(0.04)	(0.00)[2]	(0.06)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	2.38	(0.24)	0.44	0.88	(5.20)	1.71	1.97
Net increase (decrease) from investment operations	2.39	(0.28)	0.40	0.88	(5.26)	1.60	1.86
Dividends and distributions from:
Net investment income	—	—	(0.03)	—	—	—	—
Net realized gain	—	—	—	—	(0.37)	(1.35)	(1.03)
Total dividends and distributions	—	—	(0.03)	—	(0.37)	(1.35)	(1.03)
Net asset value, end of period	$11.24	$8.85	$9.13	$8.76	$7.88	$13.51	$13.26

Total Investment Return[3]
Based on net asset value	27.01%[4]	(3.07)%	4.51%	11.17%[4,5]	(39.93)%	12.40%	15.64%

Ratios to Average Net Assets[6]
Total expenses	2.05%[7,8]	2.00%	2.02%	2.09%[8]	1.97%	1.93%	1.91%
Total expenses after fees waived and/or reimbursed	2.05%[7,8]	2.00%	2.02%	2.09%[8]	1.97%	1.93%	1.91%
Net investment income (loss)	0.23%[7,8]	(0.38)%	(0.41)%	(0.03)%[8]	(0.54)%	(0.79)%	(0.84)%

Supplemental Data
Net assets, end of period (000)	$412,840	$393,172	$594,396	$662,591	$714,368	$1,447,336	$1,176,244
Portfolio turnover of the Fund	—	—	—	—	—	0%[9]	0%[9]
Portfolio turnover of the Portfolios	59%	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.66%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

[9]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (concluded)	BlackRock Large Cap Core Fund

	Class R
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.19	$9.46	$9.06	$8.11	$13.85	$13.56	$12.68
Net investment income (loss)[1]	0.04	0.01	0.01	0.03	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	2.48	(0.26)	0.45	0.92	(5.35)	1.75	2.02
Net increase (decrease) from investment operations	2.52	(0.25)	0.46	0.95	(5.36)	1.70	1.98
Dividends and distributions from:
Net investment income	—	(0.02)	(0.06)	—	—	—	—
Net realized gain	—	—	—	—	(0.38)	(1.41)	(1.10)
Total dividends and distributions	—	(0.02)	(0.06)	—	(0.38)	(1.41)	(1.10)
Net asset value, end of period	$11.71	$9.19	$9.46	$9.06	$8.11	$13.85	$13.56

Total Investment Return[2]
Based on net asset value	27.42%[3]	(2.68)%	5.09%	11.71%[3,4]	(39.71)%	12.90%	16.29%

Ratios to Average Net Assets[5]
Total expenses	1.54%[6,7]	1.51%	1.54%	1.61%[7]	1.54%	1.45%	1.39%
Total expenses after fees waived and/or reimbursed	1.54%[6,7]	1.51%	1.54%	1.61%[7]	1.54%	1.45%	1.39%
Net investment income (loss)	0.74%[6,7]	0.12%	0.07%	0.44%[7]	(0.12)%	(0.33)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$53,879	$49,665	$80,950	$95,098	$97,139	$160,861	$108,762
Portfolio turnover of the Fund	—	—	—	—	—	0%[8]	0%[8]
Portfolio turnover of the Portfolios	59%	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.22%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	31

Financial Highlights	BlackRock Large Cap Growth Fund

	Institutional
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.57	$9.54	$8.92	$7.43	$12.40	$10.63	$9.36
Net investment income (loss)[1]	0.06	0.06	0.03	0.02	0.02	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.77	(0.03)	0.62	1.47	(4.67)	1.83	1.29
Net increase (decrease) from investment operations	2.83	0.03	0.65	1.49	(4.65)	1.81	1.27
Dividends and distributions from:
Net investment income	(0.04)	—	(0.03)	—	—	—	—
Net realized gain	—	—	—	—	(0.32)	(0.04)	—
Total dividends and distributions	(0.04)	—	(0.03)	—	(0.32)	(0.04)	—
Net asset value, end of period	$12.36	$9.57	$9.54	$8.92	$7.43	$12.40	$10.63

Total Investment Return[2]
Based on net asset value	29.69%[3]	0.31%	7.25%	20.05%[3,4]	(38.41)%	17.07%	13.57%

Ratios to Average Net Assets[5]
Total expenses	0.97%[6,7]	0.96%[6]	1.01%	1.07%[7]	0.96%	0.95%	1.04%
Net investment income (loss)	0.99%[6,7]	0.52%[6]	0.28%	0.35%[7]	0.21%	(0.16)%	(0.22)%

Supplemental Data
Net assets, end of period (000)	$447,885	$300,111	$66,857	$87,078	$118,873	$368,001	$215,697
Portfolio turnover of the Portfolio	69%	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.79%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Service
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,		Period October 2, 2006[1] to October 31, 2006
		2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.48	$9.47	$8.87	$7.39	$12.37	$10.62	$10.18
Net investment income (loss)[2]	0.04	0.03	0.01	0.01	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	2.75	(0.02)	0.61	1.47	(4.65)	1.84	0.45
Net increase (decrease) from investment operations	2.79	0.01	0.62	1.48	(4.66)	1.79	0.44
Dividends and distributions from:
Net investment income	(0.01)	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	—	(0.32)	(0.04)	—
Total dividends and distributions	(0.01)	—	(0.02)	—	(0.32)	(0.04)	—
Net asset value, end of period	$12.26	$9.48	$9.47	$8.87	$7.39	$12.37	$10.62

Total Investment Return[3]
Based on net asset value	29.40%[4]	0.11%	6.97%	20.03%[4,5]	(38.59)%	16.89%	4.32%[4]

Ratios to Average Net Assets[6]
Total expenses	1.31%[7,8]	1.16%[7]	1.22%	1.22%[8]	1.14%	1.20%	1.36%[8]
Net investment income (loss)	0.67%[7,8]	0.29%[7]	0.07%	0.16%[8]	(0.07)%	(0.42)%	(1.14)%[8]

Supplemental Data

Net assets, end of period (000)	$13,802	$10,734	$11,299	$11,392	$10,218	$11,134	$5,014
Portfolio turnover of the Portfolio	69%	169%	232%	242%	144%	87%	117%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.62%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	33

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor A
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,			Period November 1, 2008 to September 30, 2009	Year Ended October 31,
		2011	2010			2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.26	$9.26	$8.68		$7.24	$12.15	$10.44	$9.22
Net investment income (loss)[1]	0.04	0.02	(0.00	) [2]	(0.00)[2]	(0.02)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	2.69	(0.02)	0.60		1.44	(4.57)	1.80	1.28
Net increase (decrease) from investment operations	2.73	—	0.60		1.44	(4.59)	1.75	1.22
Dividends and distributions from:
Net investment income	(0.02)	—	(0.02)		—	—	—	—
Net realized gain	—	—	—		—	(0.32)	(0.04)	—
Total dividends and distributions	(0.02)	—	(0.02)		—	(0.32)	(0.04)	—
Net asset value, end of period	$11.97	$9.26	$9.26		$8.68	$7.24	$12.15	$10.44

Total Investment Return[3]
Based on net asset value	29.49%[4]	0.00%	6.86%		19.89%[4,5]	(38.72)%	16.80%	13.23%

Ratios to Average Net Assets[6]
Total expenses	1.25%[7,8]	1.27%[7]	1.31%		1.39%[8]	1.31%	1.27%	1.29%
Net investment income (loss)	0.73%[7,8]	0.21%[7]	(0.01)%		(0.02)%[8]	(0.21)%	(0.46)%	(0.48)%

Supplemental Data
Net assets, end of period (000)	$415,133	$318,230	$254,354		$267,606	$179,528	$327,501	$218,017
Portfolio turnover of the Portfolio	69%	169%	232%		242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.47%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor B
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30,
					Year Ended October 31,
		2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.45	$8.52	$8.03	$6.75	$11.43	$9.91	$8.82
Net investment loss[1]	(0.01)	(0.06)	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	2.46	(0.01)	0.56	1.33	(4.27)	1.69	1.21
Net increase (decrease) from investment operations	2.45	(0.07)	0.49	1.28	(4.36)	1.56	1.09
Distributions from net realized gain	—	—	—	—	(0.32)	(0.04)	—
Net asset value, end of period	$10.90	$8.45	$8.52	$8.03	$6.75	$11.43	$9.91

Total Investment Return[2]
Based on net asset value	28.99%[3]	(0.82)%	6.10%	18.96%[3,4]	(39.15)%	15.78%	12.36%

Ratios to Average Net Assets[5]
Total expenses	2.09%[6,7]	2.08%[6]	2.11%	2.17%[7]	2.05%	2.08%	2.07%
Net investment loss	(0.10)%[6,7]	(0.61)%[6]	(0.81)%	(0.75)%[7]	(0.93)%	(1.26)%	(1.25)%

Supplemental Data
Net assets, end of period (000)	$10,109	$10,372	$14,937	$26,959	$39,608	$105,513	$107,113
Portfolio turnover of the Portfolio	69%	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.66%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	35

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor C
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009
					Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.44	$8.51	$8.03	$6.75	$11.42	$9.90	$8.81
Net investment loss[1]	(0.00)[2]	(0.06)	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	2.45	(0.01)	0.55	1.33	(4.26)	1.69	1.21
Net increase (decrease) from investment operations	2.45	(0.07)	0.48	1.28	(4.35)	1.56	1.09
Distributions from net realized gain	—	—	—	—	(0.32)	(0.04)	—
Net asset value, end of period	$10.89	$8.44	$8.51	$8.03	$6.75	$11.42	$9.90

Total Investment Return[3]
Based on net asset value	29.03%[4]	(0.82)%	5.98%	18.96%[4,5]	(39.10)%	15.79%	12.37%

Ratios to Average Net Assets[6]
Total expenses	2.06%[7,8]	2.05%[7]	2.12%	2.20%[8]	2.05%	2.04%	2.06%
Net investment loss	(0.08)%[7,8]	(0.60)%[7]	(0.82)%	(0.81)%[8]	(0.95)%	(1.24)%	(1.25)%

Supplemental Data
Net assets, end of period (000)	$172,236	$129,227	$121,936	$142,215	$143,081	$280,142	$185,337
Portfolio turnover of the Portfolio	69%	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.52%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (concluded)	BlackRock Large Cap Growth Fund

	Class R
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.88	$8.91	$8.36	$7.00	$11.79	$10.17	$9.00
Net investment income (loss)[1]	0.02	(0.01)	(0.03)	(0.02)	(0.05)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	2.58	(0.02)	0.58	1.38	(4.42)	1.75	1.24
Net increase (decrease) from investment operations	2.60	(0.03)	0.55	1.36	(4.47)	1.66	1.17
Distributions from net realized gain	—	—	—	—	(0.32)	(0.04)	—
Net asset value, end of period	$11.48	$8.88	$8.91	$8.36	$7.00	$11.79	$10.17

Total Investment Return[2]
Based on net asset value	29.28%[3]	(0.34)%	6.58%	19.43%[3,4]	(38.88)%	16.36%	13.00%

Ratios to Average Net Assets[5]
Total expenses	1.55%[6,7]	1.60%[6]	1.65%	1.76%[7]	1.64%	1.58%	1.54%
Net investment income (loss)	0.43%[6,7]	(0.12)%[6]	(0.35)%	(0.37)%[7]	(0.53)%	(0.79)%	(0.73)%

Supplemental Data
Net assets, end of period (000)	$34,152	$30,868	$50,093	$62,231	$55,073	$95,637	$53,356
Portfolio turnover of the Portfolio	69%	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.15%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	37

Financial Highlights	BlackRock Large Cap Value Fund

	Institutional
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,

		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.74	$13.51	$13.16	$12.29	$20.95	$18.96	$17.12
Net investment income[1]	0.10	0.12	0.11	0.14	0.14	0.12	0.06
Net realized and unrealized gain (loss)	3.22	(0.75)	0.40	0.90	(7.42)	2.19	2.93
Net increase (decrease) from investment operations	3.32	(0.63)	0.51	1.04	(7.28)	2.31	2.99
Dividends and distributions from:
Net investment income	(0.13)	(0.14)	(0.16)	(0.17)	(0.05)	(0.02)	—
Net realized gain	—	—	—	—	(1.33)	(0.30)	(1.15)
Total dividends and distributions	(0.13)	(0.14)	(0.16)	(0.17)	(1.38)	(0.32)	(1.15)
Net asset value, end of period	$15.93	$12.74	$13.51	$13.16	$12.29	$20.95	$18.96

Total Investment Return[2]
Based on net asset value	26.27%[3]	(4.82)%	3.88%	8.60%[3,4]	(37.01)%	12.35%	18.06%

Ratios to Average Net Assets[5]
Total expenses	1.00%[6]	1.03%	1.03%	1.05%[6]	0.93%	0.88%	0.94%
Net investment income	1.33%[6]	0.81%	0.85%	1.35%[6]	0.81%	0.59%	0.32%

Supplemental Data
Net assets, end of period (000)	$370,351	$364,624	$737,610	$869,863	$867,750	$1,327,046	$990,081
Portfolio turnover of the Portfolios	79%	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.18%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Service
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,		Period October 2, 2006[1] to October 31, 2006

		2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.71	$13.48	$13.13	$12.26	$20.89	$18.95	$18.62
Net investment income (loss)[2]	0.08	0.10	0.09	0.12	0.10	0.06	(0.01)
Net realized and unrealized gain (loss)	3.22	(0.75)	0.40	0.89	(7.38)	2.19	0.65
Net increase (decrease) from investment operations	3.30	(0.65)	0.49	1.01	(7.28)	2.25	0.64
Dividends and distributions from:
Net investment income	(0.13)	(0.12)	(0.14)	(0.14)	(0.02)	(0.01)	—
Net realized gain	—	—	—	—	(1.33)	(0.30)	(0.31)
Total dividends and distributions	(0.13)	(0.12)	(0.14)	(0.14)	(1.35)	(0.31)	(0.31)
Net asset value, end of period	$15.88	$12.71	$13.48	$13.13	$12.26	$20.89	$18.95

Total Investment Return[3]
Based on net asset value	26.09%[4]	(4.95)%	3.75%	8.37%[4,5]	(37.10)%	12.01%	3.49%[4]

Ratios to Average Net Assets[6]
Total expenses	1.24%[7]	1.17%	1.18%	1.22%[7]	1.12%	1.18%	1.35%[7]
Net investment income (loss)	1.06%[7]	0.64%	0.70%	1.16%[7]	0.62%	0.29%	(1.14)%[7]

Supplemental Data
Net assets, end of period (000)	$33,593	$29,586	$30,564	$29,033	$24,717	$33,790	$24,828
Portfolio turnover of the Portfolios	79%	156%	183%	151%	108%	72%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.96%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	39

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor A
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance

Net asset value, beginning of period	$12.53	$13.29	$12.92	$12.03	$20.54	$18.64	$16.86
Net investment income[1]	0.07	0.08	0.09	0.11	0.09	0.06	0.01
Net realized and unrealized gain (loss)	3.18	(0.74)	0.40	0.87	(7.26)	2.16	2.89
Net increase (decrease) from investment operations	3.25	(0.66)	0.49	0.98	(7.17)	2.22	2.90
Dividends and distributions from:
Net investment income	(0.09)	(0.10)	(0.12)	(0.09)	(0.01)	(0.02)	—
Net realized gain	—	—	—	—	(1.33)	(0.30)	(1.12)
Total dividends and distributions	(0.09)	(0.10)	(0.12)	(0.09)	(1.34)	(0.32)	(1.12)
Net asset value, end of period	$15.69	$12.53	$13.29	$12.92	$12.03	$20.54	$18.64

Total Investment Return[2]
Based on net asset value	26.07%[3]	(5.04)%	3.75%	8.22%[3,4]	(37.17)%	12.04%	17.78%

Ratios to Average Net Assets[5]
Total expenses	1.31%[6]	1.24%	1.23%	1.40%[6]	1.22%	1.17%	1.19%
Net investment income	1.01%[6]	0.57%	0.67%	1.04%[6]	0.52%	0.28%	0.05%

Supplemental Data
Net assets, end of period (000)	$520,049	$479,707	$756,124	$967,445	$1,295,100	$2,499,604	$1,652,442
Portfolio turnover of the Portfolios	79%	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.80%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor B
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009

		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.78	$12.52	$12.18	$11.34	$19.41	$17.76	$16.12
Net investment income (loss)[1]	0.01	(0.04)	(0.03)	0.03	(0.04)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	3.00	(0.70)	0.37	0.81	(6.85)	2.04	2.74
Net increase (decrease) from investment operations	3.01	(0.74)	0.34	0.84	(6.89)	1.95	2.63
Distributions from net realized gain	—	—	—	—	(1.18)	(0.30)	(0.99)
Net asset value, end of period	$14.79	$11.78	$12.52	$12.18	$11.34	$19.41	$17.76

Total Investment Return[2]
Based on net asset value	25.55%[3]	(5.91)%	2.79%	7.41%[3,4]	(37.62)%	11.11%	16.81%

Ratios to Average Net Assets[5]
Total expenses	2.16%[6]	2.12%	2.14%	2.21%[6]	1.99%	1.98%	1.96%
Net investment income (loss)	0.16%[6]	(0.31)%	(0.24)%	0.28%[6]	(0.24)%	(0.47)%	(0.67)%

Supplemental Data
Net assets, end of period (000)	$22,321	$22,168	$37,720	$63,930	$108,660	$277,113	$309,795
Portfolio turnover of the Portfolios	79%	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 6.97%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	41

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor C
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009

		Year Ended September 30,			Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.72	$12.44	$12.13	$11.29	$19.37	$17.72	$16.11
Net investment income (loss)[1]	0.01	(0.04)	(0.03)	0.02	(0.04)	(0.09)	(0.12)
Net realized and unrealized gain (loss)	2.98	(0.68)	0.36	0.82	(6.83)	2.04	2.76
Net increase (decrease) from investment operations	2.99	(0.72)	0.33	0.84	(6.87)	1.95	2.64
Dividends and distributions from:
Net investment income	—	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	—	(1.21)	(0.30)	(1.03)
Total dividends and distributions	—	—	(0.02)	—	(1.21)	(0.30)	(1.03)
Net asset value, end of period	$14.71	$11.72	$12.44	$12.13	$11.29	$19.37	$17.72

Total Investment Return[2]
Based on net asset value	25.51%[3]	(5.79)%	2.74%	7.44%[3,4]	(37.66)%	11.14%	16.89%

Ratios to Average Net Assets[5]
Total expenses	2.11%[6]	2.10%	2.11%	2.19%[6]	2.00%	1.97%	1.96%
Net investment income (loss)	0.20%[6]	(0.29)%	(0.22)%	0.24%[6]	(0.26)%	(0.50)%	(0.69)%

Supplemental Data
Net assets, end of period (000)	$245,897	$220,527	$298,040	$379,388	$456,180	$959,039	$754,266
Portfolio turnover of the Portfolios	79%	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.00%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (concluded)	BlackRock Large Cap Value Fund

	Class R
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009

		Year Ended September 30,			Year Ended October 31,
		2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.08	$12.81	$12.48	$11.63	$19.92	$18.13	$16.46
Net investment income (loss)[1]	0.05	0.04	0.04	0.07	0.03	(0.01)	(0.03)
Net realized and unrealized gain (loss)	3.06	(0.72)	0.38	0.84	(7.02)	2.11	2.80
Net increase (decrease) from investment operations	3.11	(0.68)	0.42	0.91	(6.99)	2.10	2.77
Dividends and distributions from:
Net investment income	(0.05)	(0.05)	(0.09)	(0.06)	—	(0.01)	—
Net realized gain	—	—	—	—	(1.30)	(0.30)	(1.10)
Total dividends and distributions	(0.05)	(0.05)	(0.09)	(0.06)	(1.30)	(0.31)	(1.10)
Net asset value, end of period	$15.14	$12.08	$12.81	$12.48	$11.63	$19.92	$18.13

Total Investment Return[2]
Based on net asset value	25.81%[3]	(5.32)%	3.35%	7.88%[3,4]	(37.35)%	11.71%	17.41%

Ratios to Average Net Assets[5]
Total expenses	1.57%[6]	1.56%	1.60%	1.68%[6]	1.55%	1.50%	1.45%
Net investment income (loss)	0.75%[6]	0.25%	0.29%	0.72%[6]	0.19%	(0.06)%	(0.19)%

Supplemental Data
Net assets, end of period (000)	$70,961	$67,672	$115,763	$139,827	$141,571	$211,115	$119,085
Portfolio turnover of the Portfolios	79%	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.45%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	43

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Plus Fund (“Large Cap Core Plus”), BlackRock Large Cap Core Fund (“Large Cap Core”), BlackRock Large Cap Growth Fund (“Large Cap Growth”), and BlackRock Large Cap Value Fund (“Large Cap Value”) (collectively the “Funds”), each a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund is classified as diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Large Cap Core, Large Cap Growth, and Large Cap Value seek to achieve their investment objectives by investing all of their assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of March 31, 2012, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by Large Cap Core, Large Cap Growth and Large Cap Value, were 73.0%, 96.4% and 92.2%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Large Cap Core Plus would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Directors of the Corporation (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Large Cap Core, Large Cap Growth, and Large Cap Value’s policy is to fair value their financial instruments at market value. The Fund’s record their investments in the corresponding Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by a Portfolio is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Short Sales: Large Cap Core Plus may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver it to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee and interest on the assets borrowed from the counterparty, which is shown as stock loan fees and interest expense in the Statements of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Fund may receive interest

44	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

on its cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts) the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the corresponding Portfolio are accounted for on a trade date basis. Large Cap Core, Large Cap Growth, and Large Cap Value record daily their proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when each Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statements of Operations.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations for Large Cap Core, Large Cap Growth, and Large Cap Value’s US federal income tax returns remains open for each of the two years ended September 30, 2011, the period ended September 30, 2009 and the year ended October 31, 2008. The statute of limitations for Large Cap Core Plus’ US federal tax returns remains open for each of the two years ended September 30, 2011 and the two periods ended September 30, 2009 and October 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

Large Cap Core Plus has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	45

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of Large Cap Core Plus, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other series necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	1.20%
$1 billion – $3 billion	1.13%
$3 billion – $5 billion	1.08%
$5 billion – $10 billion	1.04%
Greater than $10 billion	1.02%

The Corporation, on behalf of Large Cap Core, Large Cap Growth, and Large Cap Value, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s net assets. The Funds do not pay an investment advisory fee or investment management fee.

With respect to Large Cap Core Plus, the Manager voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The current expense limitation as a percentage of average daily net assets is as follows: 1.50% for Institutional; 1.80% for Investor A; and 2.50% for Investor C.

These amounts are included in fees waived and/or reimbursed by advisor and transfer agent fees reimbursed — class specific, respectively in the Statements of Operations. For the six months ended March 31, 2012, the Manager waived or reimbursed $17,251, which is included in fees waived and/or reimbursed by advisor in the Statements of Operations.

The Manager also reimbursed Large Cap Core Plus for transfer agent fees which are shown as transfer agent fees reimbursed — class specific in the Statements of Operations. For the six months ended March 31, 2012, the class specific reimbursements were as follows:

Institutional	$4,362
Investor A	$90
Investor C	$3,308

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees Large Cap Core Plus pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Statements of Operations. For the six months ended March 31, 2012, the Manager waived $133.

With respect to Large Cap Core Plus, the Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended March 31, 2012, Large Cap Core Plus reimbursed by Manager $6,445 for certain accounting services, which are included in accounting services in the Statements of Operations.

With respect to BlackRock Large Cap Core Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitation as a percentage of average daily net assets is as follows: 1.14% for Investor A and 1.97% for Investor B. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to February 1, 2013, unless approved by the Board, including a majority of the Independent Directors. These amounts are shown as transfer agent fees waived and/or reimbursed — class specific on the Statements of Operations. For the six-months ended March 31, 2012, the amounts were as follows:

	Investor A	Investor B
Large Cap Core	$510,749	$45,135

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

46	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Large Cap Core Plus	$2,549
Large Cap Core	$20,209
Large Cap Growth	$21,302
Large Cap Value	$3,390

For the six months ended March 31, 2012, affiliates received the following CDSC relating to transactions in Investor B and Investor C Shares:

	Investor B	Investor C
Large Cap Core Plus	—	$2,109
Large Cap Core	$20,349	$16,381
Large Cap Growth	$4,550	$7,228
Large Cap Value	$9,891	$3,611

Furthermore, affiliates received CDSC relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

Investor A
Large Cap Core	$13,564
Large Cap Growth	$66
Large Cap Value	$25

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2012, the Fund paid the following to affiliates in return for these services, which is included in transfer agent in the Statements of Operations:

	Large Cap Core	Large Cap Growth	Large Cap Value
Institutional	$141,136	$24,400	$104,150
Service	$382	$1,363	$1,116
Investor A	$1,187	$349	$19,241
Investor C	$5	—	$62

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2012, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Large Cap Core Plus	Large Cap Core	Large Cap Growth	Large Cap Value
Institutional	$690	$6,478	$744	$2,574
Service	—	$7	$174	$822
Investor A	$276	$32,847	$1,986	$12,516
Investor B	—	$3,740	$264	$1,080
Investor C	$144	$4,995	$1,050	$3,054
Class R	—	$353	$240	$594

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Corporation’s Chief Compliance Officer.

3. Investments:

With respect to Large Cap Core Plus, purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2012, were $50,652,310 and $41,820,116, respectively.

4. Capital Loss Carryforwards:

As of September 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	Large Cap Core Plus	Large Cap Core	Large Cap Growth	Large Cap Value
2016	$474,766	—	—	$76,062,363
2017	5,739,252	$605,060,516	$16,978,928	783,578,280
Total	$6,214,018	$605,060,516	$16,978,928	$859,640,643

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after September 30, 2011 will not be subject to expiration. In addition any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for BlackRock Large Cap Core Plus was as follows:

Tax cost	$60,569,188
Gross unrealized appreciation	$8,053,143
Gross unrealized depreciation	(1,902,456)
Net unrealized appreciation	$6,150,687

5. Borrowings:

The Corporation on behalf of, Large Cap Core Plus, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	47

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31, 2011. The Fund did not borrow under the credit agreement during the year ended March 31, 2012.

6. Concentration, Market and Credit Risk:

In the normal course of business, BlackRock Large Cap Core Plus Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statements of Assets and Liabilities, less any collateral held by the Fund.

As of March 31, 2012, the Fund invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting the information technology sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2012		Year Ended September 30, 2011
Large Cap Core Plus	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,148,112	$10,639,170	2,133,655	$20,844,248
Shares redeemed	(849,456)	(8,383,365)	(415,601)	(3,702,176)
Net increase	298,656	$2,255,805	1,718,054	$17,142,072

Investor A
Shares sold	913,281	$8,474,318	1,193,824	$11,679,983
Shares redeemed	(454,613)	(4,251,357)	(176,828)	(1,620,082)
Net increase	458,668	$4,222,961	1,016,996	$10,059,901

Investor C
Shares sold	124,711	$1,149,195	737,958	$7,181,826
Shares redeemed	(107,207)	(971,523)	(440,081)	(3,825,815)
Net increase	17,504	$177,672	297,877	$3,356,011
Total Net Increase	774,828	$6,656,438	3,032,927	$30,557,984

48	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2012		Year Ended September 30, 2011
Large Cap Core	Shares	Amount	Shares	Amount
Institutional
Shares sold	5,981,895	$65,341,536	7,173,736	$82,240,972
Shares issued to shareholders in reinvestment of dividends	110,083	2,265,724	215,803	2,378,099
Shares redeemed	(9,185,660)	(104,095,930)	(21,532,537)	(241,556,878)
Net decrease	(3,093,682)	$(36,488,670)	(14,142,998)	$(156,937,807)

Service
Shares sold	123,506	$1,377,807	2,201	$24,500
Shares issued to shareholders in reinvestment of dividends	—	—	64	694
Shares redeemed	(23,315)	(264,779)	(11,490)	(131,218)
Net increase (decrease)	100,191	$1,113,028	(9,225)	$(106,024)

Investor A
Shares sold	3,708,008	$40,873,093	13,561,310	$150,420,583
Shares issued to shareholders in reinvestment of dividends	138,488	2,516,863	450,984	4,857,051
Shares redeemed	(8,959,201)	(99,908,939)	(46,399,082)	(502,745,701)
Net decrease	(5,112,705)	$(56,518,983)	(32,386,788)	$(347,468,067)

Investor B
Shares sold	88,060	$923,129	294,803	$3,058,182
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Shares redeemed	(1,201,403)	(12,556,997)	(3,496,594)	(36,406,633)
Net decrease	(1,113,343)	$(11,633,868)	(3,201,791)	$(33,348,451)

Investor C
Shares sold	1,800,930	$18,500,730	6,660,260	$69,205,654
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Shares redeemed	(9,529,258)	(96,789,849)	(27,295,774)	(282,572,715)
Net decrease	(7,728,328)	$(78,289,119)	(20,635,514)	$(213,367,061)

Class R
Shares sold	700,779	$7,514,812	2,019,491	$21,805,353
Shares issued to shareholders in reinvestment of dividends	—	—	14,026	144,890
Shares redeemed	(1,502,871)	(16,081,719)	(5,188,049)	(56,120,263)
Net decrease	(802,092)	$(8,566,907)	(3,154,532)	$(34,170,020)
Total Net Decrease	(17,749,959)	$(190,384,519)	(73,530,848)	$(785,397,430)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	49

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2012		Year Ended September 30, 2011
Large Cap Growth	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,432,561	$68,979,418	36,254,869	$360,977,633
Shares issued to shareholders in reinvestment of dividends	131,077	1,335,674	—	—
Shares redeemed	(1,679,019)	(18,584,720)	(11,916,027)	(127,286,518)
Net increase	4,884,619	$51,730,372	24,338,842	$233,691,115

Service
Shares sold	101,423	$1,138,801	425,705	$4,465,992
Shares issued to shareholders in reinvestment of dividends	647	6,547	—	—
Shares redeemed	(108,821)	(1,201,045)	(486,957)	(5,539,931)
Net decrease	(6,751)	$(55,697)	(61,252)	$(1,073,939)

Investor A
Shares sold and automatic conversion of shares	4,132,470	$45,317,546	21,482,644	$216,765,520
Shares issued to shareholders in reinvestment of dividends	57,008	563,246	—	—
Shares redeemed	(3,870,471)	(41,750,031)	(14,593,706)	(153,165,637)
Net increase	319,007	$4,130,761	6,888,938	$63,599,883

Investor B
Shares sold	40,521	$398,594	148,217	$1,458,988
Shares redeemed and automatic conversion of shares	(340,004)	(3,344,914)	(674,646)	(6,547,986)
Net decrease	(299,483)	$(2,946,320)	(526,429)	$(5,088,998)

Investor C
Shares sold	2,514,079	$24,506,257	5,076,302	$49,685,155
Shares redeemed	(1,999,705)	(19,674,128)	(4,105,714)	(39,715,367)
Net increase	514,374	$4,832,129	970,588	$9,969,788

Class R
Shares sold	499,683	$5,184,143	1,455,910	$14,915,477
Shares redeemed	(1,000,690)	(10,380,664)	(3,604,915)	(37,125,959)
Net decrease	(501,007)	$(5,196,521)	(2,149,005)	$(22,210,482)
Total Net Decrease	4,910,759	$52,494,724	29,461,682	$278,887,367

50	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2012		Year Ended September 30, 2011
Large Cap Value	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,543,328	$36,442,302	17,128,246	$260,069,874
Shares issued to shareholders in reinvestment of dividends	161,177	3,198,578	431,235	6,278,751
Shares redeemed	(8,071,947)	(119,815,413)	(43,526,100)	(667,594,229)
Net decrease	(5,367,442)	$(80,174,533)	(25,966,619)	$(401,245,604)

Service
Shares sold	42,419	$589,838	464,797	$6,870,875
Shares issued to shareholders in reinvestment of dividends	20,001	273,611	18,056	262,530
Shares redeemed	(274,865)	(3,989,385)	(421,927)	(6,478,719)
Net increase (decrease)	(212,445)	$(3,125,936)	60,926	$654,686

Investor A
Shares sold	2,556,703	$35,767,372	8,470,988	$126,638,660
Shares issued to shareholders in reinvestment of dividends	149,490	3,124,215	357,439	5,125,675
Shares redeemed	(7,841,481)	(113,043,556)	(27,447,313)	(407,122,176)
Net decrease	(5,135,288)	$(74,151,969)	(18,618,886)	$(275,357,841)

Investor B
Shares sold	47,610	$646,119	148,504	$2,074,101
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Shares redeemed	(419,795)	(5,790,728)	(1,280,558)	(17,866,981)
Net increase (decrease)	(372,185)	$(5,144,609)	(1,132,054)	$(15,792,880)

Investor C
Shares sold	1,005,626	$13,635,955	2,738,603	$38,600,925
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Shares redeemed	(3,110,820)	(42,233,319)	(7,868,468)	(109,530,116)
Net decrease	(2,105,194)	$(28,597,364)	(5,129,865)	$(70,929,191)

Class R
Shares sold	633,036	$8,603,522	1,831,487	$26,255,486
Shares issued to shareholders in reinvestment of dividends	4,637	266,800	32,466	449,659
Shares redeemed	(1,555,925)	(21,832,407)	(5,299,700)	(76,705,344)
Net decrease	(918,252)	$(12,962,085)	(3,435,747)	$(50,000,199)
Total Net Decrease	(14,110,806)	$(204,156,496)	(54,222,245)	$(812,671,029)

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	51

Portfolio Information as of March 31, 2012	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Apple, Inc.	3%
Chevron Corp.	3
Pfizer, Inc.	2
Exxon Mobil Corp.	2
ConocoPhillips	2
UnitedHealth Group, Inc.	2
Abbott Laboratories	1
Apache Corp.	1
Eli Lilly & Co.	1
General Dynamics Corp.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Apple, Inc.	6%
Exxon Mobil Corp.	5
International Business Machines Corp.	4
Microsoft Corp.	4
Philip Morris International, Inc.	3
Abbott Laboratories	2
Accenture Plc, Class A	2
Gilead Sciences, Inc.	2
DIRECTV, Class A	1
Cummins, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Chevron Corp.	4%
JPMorgan Chase & Co.	4
Pfizer, Inc.	3
ConocoPhillips	2
UnitedHealth Group, Inc.	2
Apache Corp.	1
Prudential Financial, Inc.	1
Eli Lilly & Co.	1
Tyco International Ltd.	1
General Dynamics Corp.	1

Sector Allocations

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Information Technology	20%
Health Care	16
Consumer Discretionary	15
Energy	14
Industrials	12
Consumer Staples	8
Financials	6
Materials	4
Utilities	3
Telecommunication Services	2

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Information Technology	32%
Consumer Discretionary	19
Health Care	15
Energy	10
Industrials	9
Consumer Staples	7
Materials	3
Financials	3
Telecommunication Services	2

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Financials	17%
Industrials	16
Health Care	15
Information Technology	15
Energy	14
Consumer Discretionary	9
Consumer Staples	5
Materials	4
Utilities	3
Telecommunication Services	2

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

52	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 15.2%
Auto Components — 0.7%
Lear Corp.	390,000	$18,131,100
Diversified Consumer Services — 2.5%
Apollo Group, Inc., Class A (a)	670,000	25,888,800
Career Education Corp. (a)	820,000	6,609,200
H&R Block, Inc.	400,000	6,588,000
ITT Educational Services, Inc. (a)(b)	380,000	25,133,200
		64,219,200
Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.	10,000	275,500
Wyndham Worldwide Corp.	480,000	22,324,800
		22,600,300
Internet & Catalog Retail — 1.0%
Expedia, Inc.	740,000	24,745,600
Media — 4.4%
DISH Network Corp., Class A (a)	810,000	26,673,300
Gannett Co., Inc.	1,690,000	25,907,700
The Interpublic Group of Cos., Inc.	2,430,000	27,726,300
Time Warner Cable, Inc.	370,000	30,155,000
		110,462,300
Multiline Retail — 1.1%
Dillard’s, Inc., Class A	420,000	26,468,400
Specialty Retail — 4.6%
Best Buy Co., Inc.	1,070,000	25,337,600
Foot Locker, Inc.	830,000	25,771,500
GameStop Corp., Class A (b)	1,150,000	25,116,000
Limited Brands, Inc.	310,000	14,880,000
PetSmart, Inc.	460,000	26,321,200
		117,426,300
Total Consumer Discretionary		384,053,200
Consumer Staples — 8.0%
Beverages — 1.9%
Constellation Brands, Inc., Class A (a)	1,100,000	25,949,000
Dr. Pepper Snapple Group, Inc.	530,000	21,311,300
		47,260,300
Food & Staples Retailing — 2.2%
The Kroger Co.	1,240,000	30,045,200
Safeway, Inc.	1,340,000	27,081,400
		57,126,600
Food Products — 1.9%
ConAgra Foods, Inc.	980,000	25,734,800
Smithfield Foods, Inc. (a)	990,000	21,809,700
		47,544,500
Household Products — 0.4%
The Procter & Gamble Co.	140,000	9,409,400
Personal Products — 0.7%
Herbalife Ltd.	270,000	18,581,400
Tobacco — 0.9%
Philip Morris International, Inc.	250,000	22,152,500
Total Consumer Staples		202,074,700

Common Stocks	Shares	Value
Energy — 14.2%
Energy Equipment & Services — 0.7%
Nabors Industries Ltd. (a)	1,040,000	$18,189,600
Oil, Gas & Consumable Fuels — 13.5%
Apache Corp.	340,000	34,149,600
Chevron Corp.	600,000	64,344,000
ConocoPhillips	570,000	43,325,700
Exxon Mobil Corp.	670,000	58,109,100
HollyFrontier Corp.	600,000	19,290,000
Marathon Oil Corp.	850,000	26,945,000
Marathon Petroleum Corp.	520,000	22,547,200
Murphy Oil Corp.	330,000	18,569,100
Tesoro Corp. (a)	990,000	26,571,600
Valero Energy Corp.	1,120,000	28,862,400
		342,713,700
Total Energy		360,903,300
Financials — 5.7%
Commercial Banks — 0.2%
Wells Fargo & Co.	140,000	4,779,600
Consumer Finance — 1.1%
Discover Financial Services	860,000	28,672,400
Diversified Financial Services — 1.2%
JPMorgan Chase & Co.	150,000	6,897,000
The NASDAQ OMX Group, Inc. (a)	860,000	22,274,000
		29,171,000
Insurance — 3.2%
Allied World Assurance Co. Holdings AG	110,000	7,553,700
American Financial Group, Inc.	130,000	5,015,400
Assurant, Inc.	630,000	25,515,000
Protective Life Corp.	280,000	8,293,600
Prudential Financial, Inc.	130,000	8,240,700
Reinsurance Group of America, Inc.	60,000	3,568,200
Unum Group	950,000	23,256,000
		81,442,600
Total Financials		144,065,600
Health Care — 16.5%
Biotechnology — 0.2%
Myriad Genetics, Inc. (a)	250,000	5,915,000
Health Care Equipment & Supplies — 1.1%
Zimmer Holdings, Inc.	430,000	27,640,400
Health Care Providers & Services — 8.8%
Aetna, Inc.	620,000	31,099,200
AmerisourceBergen Corp.	710,000	28,172,800
Cardinal Health, Inc.	460,000	19,830,600
Coventry Health Care, Inc.	760,000	27,033,200
Humana, Inc.	190,000	17,571,200
McKesson Corp.	330,000	28,964,100
UnitedHealth Group, Inc.	670,000	39,489,800
WellPoint, Inc.	420,000	30,996,000
		223,156,900
Pharmaceuticals — 6.4%
Abbott Laboratories	580,000	35,548,200
Eli Lilly & Co.	820,000	33,021,400
Forest Laboratories, Inc. (a)(b)	780,000	27,058,200
Johnson & Johnson	120,000	7,915,200
Pfizer, Inc.	2,570,000	58,236,200
		161,779,200
Total Health Care		418,491,500

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	53

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials — 11.7%
Aerospace & Defense — 4.6%
General Dynamics Corp.	430,000	$31,553,400
L-3 Communications Holdings, Inc.	380,000	26,892,600
Lockheed Martin Corp.	330,000	29,653,800
Northrop Grumman Corp.	460,000	28,096,800
		116,196,600
Commercial Services & Supplies — 0.2%
Corrections Corp. of America (a)	140,000	3,823,400
Construction & Engineering — 1.4%
Chicago Bridge & Iron Co. NV	530,000	22,890,700
URS Corp.	320,000	13,606,400
		36,497,100
Industrial Conglomerates — 1.8%
General Electric Co.	710,000	14,249,700
Tyco International Ltd.	540,000	30,337,200
		44,586,900
Machinery — 3.7%
AGCO Corp. (a)	540,000	25,493,400
CNH Global NV (a)	130,000	5,161,000
ITT Corp.	1,120,000	25,692,800
Oshkosh Corp. (a)	430,000	9,963,100
Parker Hannifin Corp.	330,000	27,901,500
		94,211,800
Total Industrials		295,315,800
Information Technology — 20.3%
Computers & Peripherals — 7.3%
Apple, Inc. (a)	130,000	77,931,100
Dell, Inc. (a)	1,830,000	30,378,000
Lexmark International, Inc., Class A	780,000	25,927,200
Seagate Technology Plc	910,000	24,524,500
Western Digital Corp. (a)	640,000	26,489,600
		185,250,400
Electronic Equipment, Instruments & Components — 4.2%
Avnet, Inc. (a)	740,000	26,928,600
Ingram Micro, Inc., Class A (a)	650,000	12,064,000
Jabil Circuit, Inc.	1,030,000	25,873,600
Tech Data Corp. (a)	300,000	16,278,000
Vishay Intertechnology, Inc. (a)	2,050,000	24,928,000
		106,072,200
Internet Software & Services — 0.9%
AOL, Inc. (a)	650,000	12,330,500
Google, Inc., Class A (a)	10,000	6,412,400
IAC/InterActiveCorp.	110,000	5,399,900
		24,142,800
IT Services — 5.8%
Accenture Plc, Class A	50,000	3,225,000
Alliance Data Systems Corp. (a)(b)	210,000	26,451,600
Computer Sciences Corp.	380,000	11,377,200
Global Payments, Inc.	490,000	23,260,300
International Business Machines Corp.	110,000	22,951,500
Lender Processing Services, Inc.	860,000	22,360,000
SAIC, Inc. (a)	730,000	9,636,000
The Western Union Co.	1,520,000	26,752,000
		146,013,600
Software — 2.1%
Microsoft Corp.	790,000	25,477,500
Symantec Corp. (a)	1,510,000	28,237,000
		53,714,500
Total Information Technology		515,193,500

Common Stocks	Shares	Value
Materials — 3.7%
Chemicals — 2.2%
CF Industries Holdings, Inc.	150,000	$27,397,500
Cytec Industries, Inc.	450,000	27,355,500
		54,753,000
Paper & Forest Products — 1.5%
Domtar Corp.	270,000	25,752,600
International Paper Co.	390,000	13,689,000
		39,441,600
Total Materials		94,194,600
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	240,000	7,495,200
Verizon Communications, Inc.	440,000	16,821,200
		24,316,400
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc. (a)	2,830,000	25,526,600
Total Telecommunication Services		49,843,000
Utilities — 2.8%
Independent Power Producers & Energy Traders — 1.8%
The AES Corp. (a)	2,110,000	27,577,700
NRG Energy, Inc. (a)	1,200,000	18,804,000
		46,381,700
Multi-Utilities — 1.0%
Ameren Corp.	790,000	25,738,200
Total Utilities		72,119,900
Total Long-Term Investments (Cost — $2,090,590,329) — 100.1%		2,536,255,100

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	$87,183	87,182,715
Total Short-Term Securities (Cost — $87,182,715) — 3.5%		87,182,715
Total Investments (Cost — $2,177,773,044*) — 103.6%		2,623,437,815
Liabilities in Excess of Other Assets — (3.6)%		(90,753,442)
Net Assets — 100.0%		$2,532,684,373

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,194,281,551
Gross unrealized appreciation	$492,512,247
Gross unrealized depreciation	(63,355,983)
Net unrealized appreciation	$429,156,264

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

54	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	—	—	—	$790
BlackRock Liquidity
Series, LLC Money
Market Series	$72,082,895	$15,099,820	$87,182,715	$768,236

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,536,255,100	—	—	$2,536,255,100
Short-Term Securities	—	$87,182,715	—	87,182,715
Total	$2,536,255,100	$87,182,715	—	$2,623,437,815

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	55

Schedule of Investments March 31, 2012 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 18.9%
Diversified Consumer Services — 3.0%
Apollo Group, Inc., Class A (a)	310,000	$11,978,400
Career Education Corp. (a)	440,000	3,546,400
H&R Block, Inc.	380,000	6,258,600
ITT Educational Services, Inc. (a)(b)	180,000	11,905,200
		33,688,600
Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	410,000	11,295,500
Internet & Catalog Retail — 1.0%
Expedia, Inc.	340,000	11,369,600
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	160,000	11,544,000
Media — 7.3%
Cablevision Systems Corp., New York Group, Class A	800,000	11,744,000
DIRECTV, Class A (a)	340,000	16,775,600
DISH Network Corp., Class A (a)	370,000	12,184,100
The Interpublic Group of Cos., Inc.	1,100,000	12,551,000
The McGraw-Hill Cos., Inc.	280,000	13,571,600
Time Warner Cable, Inc.	190,000	15,485,000
		82,311,300
Multiline Retail — 3.0%
Big Lots, Inc. (a)	120,000	5,162,400
Dollar Tree, Inc. (a)	50,000	4,724,500
Macy’s, Inc.	290,000	11,521,700
Nordstrom, Inc.	230,000	12,815,600
		34,224,200
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	140,000	12,399,800
AutoZone, Inc. (a)	10,000	3,718,000
PetSmart, Inc.	230,000	13,160,600
TJX Cos., Inc.	10,000	397,100
		29,675,500
Total Consumer Discretionary		214,108,700
Consumer Staples — 6.5%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	320,000	12,867,200
Food & Staples Retailing — 1.1%
The Kroger Co.	540,000	13,084,200
Food Products — 0.2%
ConAgra Foods, Inc.	70,000	1,838,200
Personal Products — 1.1%
Herbalife Ltd.	180,000	12,387,600
Tobacco — 3.0%
Philip Morris International, Inc.	380,000	33,671,800
Total Consumer Staples		73,849,000
Energy — 10.4%
Oil, Gas & Consumable Fuels — 10.4%
Apache Corp.	140,000	14,061,600
Chevron Corp.	120,000	12,868,800
Denbury Resources, Inc. (a)	680,000	12,396,400
Exxon Mobil Corp.	640,000	55,507,200
HollyFrontier Corp.	380,000	12,217,000
Marathon Oil Corp.	200,000	6,340,000
Murphy Oil Corp.	90,000	5,064,300
Total Energy		118,455,300

Common Stocks	Shares	Value
Financials — 2.7%
Consumer Finance — 1.1%
Discover Financial Services	360,000	$12,002,400
Diversified Financial Services — 1.6%
Moody’s Corp.	180,000	7,578,000
The NASDAQ OMX Group, Inc. (a)	420,000	10,878,000
		18,456,000
Total Financials		30,458,400
Health Care — 15.3%
Biotechnology — 2.9%
Gilead Sciences, Inc. (a)	360,000	17,586,000
Myriad Genetics, Inc. (a)	490,000	11,593,400
United Therapeutics Corp. (a)	70,000	3,299,100
		32,478,500
Health Care Providers & Services — 7.5%
Aetna, Inc.	227,000	11,386,320
AmerisourceBergen Corp.	340,000	13,491,200
Cardinal Health, Inc.	300,000	12,933,000
Coventry Health Care, Inc.	287,000	10,208,590
McKesson Corp.	170,000	14,920,900
Patterson Cos., Inc.	350,000	11,690,000
UnitedHealth Group, Inc.	187,000	11,021,780
		85,651,790
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. (a)	70,000	2,526,300
Pharmaceuticals — 4.7%
Abbott Laboratories	410,000	25,128,900
Bristol-Myers Squibb Co.	224,000	7,560,000
Eli Lilly & Co.	340,000	13,691,800
Warner Chilcott Plc, Class A (a)	430,000	7,228,300
		53,609,000
Total Health Care		174,265,590
Industrials — 9.4%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.	220,000	11,026,400
Lockheed Martin Corp.	160,000	14,377,600
United Technologies Corp.	60,000	4,976,400
		30,380,400
Airlines — 1.1%
Copa Holdings SA, Class A	150,000	11,880,000
Commercial Services & Supplies — 1.9%
Covanta Holding Corp.	690,000	11,198,700
Iron Mountain, Inc.	370,000	10,656,000
		21,854,700
Construction & Engineering — 1.3%
AECOM Technology Corp. (a)	160,000	3,579,200
Chicago Bridge & Iron Co. NV	270,000	11,661,300
		15,240,500
Machinery — 2.4%
Cummins, Inc.	130,000	15,605,200
Parker Hannifin Corp.	140,000	11,837,000
		27,442,200
Total Industrials		106,797,800

See Notes to Financial Statements.

56	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology — 31.6%
Computers & Peripherals — 10.5%
Apple, Inc. (a)	120,000	$71,936,400
Dell, Inc. (a)	870,000	14,442,000
QLogic Corp. (a)	660,000	11,721,600
Seagate Technology Plc	400,000	10,780,000
Western Digital Corp. (a)	260,000	10,761,400
		119,641,400
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc. (a)	240,000	10,072,800
Jabil Circuit, Inc.	470,000	11,806,400
		21,879,200
Internet Software & Services — 0.6%
Google, Inc., Class A (a)	10,000	6,412,400
IT Services — 12.4%
Accenture Plc, Class A (b)	280,000	18,060,000
Alliance Data Systems Corp. (a)(b)	100,000	12,596,000
DST Systems, Inc.	230,000	12,472,900
Global Payments, Inc.	230,000	10,918,100
International Business Machines Corp.	240,000	50,076,000
Lender Processing Services, Inc.	470,000	12,220,000
SAIC, Inc. (a)(b)	870,000	11,484,000
The Western Union Co.	740,000	13,024,000
		140,851,000
Software — 6.2%
Microsoft Corp.	1,510,000	48,697,500
Symantec Corp. (a)	740,000	13,838,000
Synopsys, Inc. (a)	250,000	7,665,000
		70,200,500
Total Information Technology		358,984,500
Materials — 2.8%
Chemicals — 1.8%
CF Industries Holdings, Inc.	70,000	12,785,500
PPG Industries, Inc.	80,000	7,664,000
		20,449,500
Paper & Forest Products — 1.0%
International Paper Co.	330,000	11,583,000
Total Materials		32,032,500
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	400,000	15,292,000
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc. (a)	1,310,000	11,816,200
Total Telecommunication Services		27,108,200
Total Long-Term Investments (Cost — $933,679,570) — 100.0%		1,136,059,990

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	$46,238	$46,238,405
Total Short-Term Securities (Cost — $46,238,405) — 4.1%		46,238,405
Total Investments (Cost — $979,917,975*) — 104.1%		1,182,298,395
Liabilities in Excess of Other Assets — (4.1)%		(46,903,105)
Net Assets — 100.0%		$1,135,395,290

* As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$991,655,508
Gross unrealized appreciation	$213,783,633
Gross unrealized depreciation	(23,140,746)
Net unrealized appreciation	$190,642,887

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,585,122	(2,585,122)	—	$1,375
BlackRock Liquidity Series, LLC Money Market Series	$24,184,509	$22,053,896	$46,238,405	$358,564

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	57

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,136,059,990	—	—	$1,136,059,990
Short-Term Securities	—	$46,238,405	—	46,238,405
Total	$1,136,059,990	$46,238,405	—	$1,182,298,395

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

58	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 9.2%
Auto Components — 0.4%
Lear Corp.	120,000	$5,578,800
Diversified Consumer Services — 0.9%
Career Education Corp. (a)(b)	750,000	6,045,000
Education Management Corp. (a)(b)	350,000	4,791,500
H&R Block, Inc.	30,000	494,100
		11,330,600
Internet & Catalog Retail — 1.0%
Expedia, Inc.	410,000	13,710,400
Media — 3.0%
DISH Network Corp., Class A (a)	430,000	14,159,900
Gannett Co., Inc.	800,000	12,264,000
The Interpublic Group of Cos., Inc.	1,300,000	14,833,000
		41,256,900
Multiline Retail — 1.0%
Dillard’s, Inc., Class A	220,000	13,864,400
Specialty Retail — 2.9%
Best Buy Co., Inc.	610,000	14,444,800
Foot Locker, Inc.	370,000	11,488,500
GameStop Corp., Class A (b)	640,000	13,977,600
		39,910,900
Total Consumer Discretionary		125,652,000
Consumer Staples — 5.0%
Beverages — 1.0%
Constellation Brands, Inc., Class A (a)	610,000	14,389,900
Food & Staples Retailing — 1.6%
The Kroger Co.	590,000	14,295,700
Safeway, Inc.	400,000	8,084,000
		22,379,700
Food Products — 0.7%
Smithfield Foods, Inc. (a)	410,000	9,032,300
Household Products — 0.5%
The Procter & Gamble Co.	100,000	6,721,000
Tobacco — 1.2%
Philip Morris International, Inc.	190,000	16,835,900
Total Consumer Staples		69,358,800
Energy — 13.7%
Oil, Gas & Consumable Fuels — 13.7%
Apache Corp.	200,000	20,088,000
Chevron Corp.	500,000	53,620,000
ConocoPhillips	440,000	33,444,400
Devon Energy Corp.	130,000	9,245,600
Marathon Oil Corp.	560,000	17,752,000
Marathon Petroleum Corp.	390,000	16,910,400
Murphy Oil Corp.	90,000	5,064,300
Tesoro Corp. (a)	530,000	14,225,200
Valero Energy Corp.	660,000	17,008,200
Total Energy		187,358,100

Common Stocks	Shares	Value
Financials — 16.9%
Consumer Finance — 1.3%
Discover Financial Services	520,000	$17,336,800
Diversified Financial Services — 4.9%
JPMorgan Chase & Co.	1,080,000	49,658,400
The NASDAQ OMX Group, Inc. (a)	550,000	14,245,000
Wells Fargo & Co.	90,000	3,072,600
		66,976,000
Insurance — 9.7%
Allied World Assurance Co. Holdings AG	210,000	14,420,700
American Financial Group, Inc.	400,000	15,432,000
Assurant, Inc.	360,000	14,580,000
Chubb Corp.	90,000	6,219,900
Fidelity National Financial, Inc., Class A	300,000	5,409,000
HCC Insurance Holdings, Inc.	60,000	1,870,200
Protective Life Corp.	520,000	15,402,400
Prudential Financial, Inc.	310,000	19,650,900
Reinsurance Group of America, Inc.	250,000	14,867,500
Unum Group	610,000	14,932,800
W.R. Berkley Corp.	280,000	10,113,600
		132,899,000
Thrifts & Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	200,000	2,372,000
Washington Federal, Inc.	700,000	11,774,000
		14,146,000
Total Financials		231,357,800
Health Care — 15.3%
Health Care Equipment & Supplies — 1.2%
Zimmer Holdings, Inc.	250,000	16,070,000
Health Care Providers & Services — 7.0%
Aetna, Inc.	350,000	17,556,000
Cardinal Health, Inc.	350,000	15,088,500
Coventry Health Care, Inc.	430,000	15,295,100
Humana, Inc.	190,000	17,571,200
UnitedHealth Group, Inc.	460,000	27,112,400
WellPoint, Inc.	50,000	3,690,000
		96,313,200
Pharmaceuticals — 7.1%
Abbott Laboratories	240,000	14,709,600
Eli Lilly & Co.	480,000	19,329,600
Forest Laboratories, Inc. (a)	450,000	15,610,500
Pfizer, Inc.	2,110,000	47,812,600
		97,462,300
Total Health Care		209,845,500
Industrials — 15.7%
Aerospace & Defense — 5.8%
Alliant Techsystems, Inc.	120,000	6,014,400
General Dynamics Corp.	250,000	18,345,000
L-3 Communications Holdings, Inc.	220,000	15,569,400
Lockheed Martin Corp.	160,000	14,377,600
Northrop Grumman Corp.	300,000	18,324,000
Raytheon Co.	140,000	7,389,200
		80,019,600
Airlines — 1.0%
Copa Holdings SA, Class A	170,000	13,464,000

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	59

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Commercial Services & Supplies — 1.1%
Corrections Corp. of America (a)	550,000	$15,020,500
Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV	320,000	13,820,800
URS Corp.	330,000	14,031,600
		27,852,400
Industrial Conglomerates — 2.5%
General Electric Co.	730,000	14,651,100
Tyco International Ltd.	340,000	19,101,200
		33,752,300
Machinery — 3.3%
AGCO Corp. (a)	180,000	8,497,800
CNH Global NV (a)	370,000	14,689,000
Oshkosh Corp. (a)	280,000	6,487,600
Parker Hannifin Corp.	180,000	15,219,000
		44,893,400
Total Industrials		215,002,200
Information Technology — 15.2%
Computers & Peripherals — 5.7%
Dell, Inc. (a)(b)	970,000	16,102,000
Hewlett-Packard Co. (a)	180,000	4,289,400
Lexmark International, Inc., Class A	440,000	14,625,600
QLogic Corp. (a)	820,000	14,563,200
Seagate Technology Plc	490,000	13,205,500
Western Digital Corp. (a)	370,000	15,314,300
		78,100,000
Electronic Equipment, Instruments & Components — 5.0%
Avnet, Inc. (a)	410,000	14,919,900
Ingram Micro, Inc., Class A (a)	790,000	14,662,400
Jabil Circuit, Inc.	410,000	10,299,200
Tech Data Corp. (a)(b)	280,000	15,192,800
Vishay Intertechnology, Inc. (a)(b)	1,150,000	13,984,000
		69,058,300
Internet Software & Services — 0.2%
IAC/InterActive Corp	50,000	2,454,500
IT Services — 3.2%
Computer Sciences Corp.	480,000	14,371,200
DST Systems, Inc.	270,000	14,642,100
SAIC, Inc. (a)(b)	1,130,000	14,916,000
		43,929,300
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	60,000	1,686,600
Software — 1.0%
Symantec Corp. (a)	750,000	14,025,000
Total Information Technology		209,253,700
Materials — 4.3%
Chemicals — 2.1%
CF Industries Holdings, Inc.	80,000	14,612,000
Cytec Industries, Inc.	230,000	13,981,700
		28,593,700
Paper & Forest Products — 2.2%
Domtar Corp.	160,000	15,260,800
International Paper Co.	450,000	15,795,000
		31,055,800
Total Materials		59,649,500

Common Stocks	Shares	Value
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	310,000	$9,681,300
Verizon Communications, Inc.	200,000	7,646,000
		17,327,300
Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc. (a)	1,060,000	9,561,200
Total Telecommunication Services		26,888,500
Utilities — 3.1%
Independent Power Producers & Energy Traders — 1.9%
The AES Corp. (a)	1,210,000	15,814,700
NRG Energy, Inc. (a)	680,000	10,655,600
		26,470,300
Multi-Utilities — 1.2%
Ameren Corp.	490,000	15,964,200
Total Utilities		42,434,500
Total Long-Term Investments (Cost — $1,167,861,649) — 100.4%		1,376,800,600

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	$26,455	26,455,449
Total Short-Term Securities (Cost — $26,455,449) — 1.9%		26,455,449
Total Investments (Cost — $1,194,317,098*) — 102.3%		1,403,256,049
Liabilities in Excess of Other Assets — (2.3)%		(31,585,175)
Net Assets — 100.0%		$1,371,670,874

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,232,139,650
Gross unrealized appreciation	$229,495,388
Gross unrealized depreciation	(58,378,989)
Net unrealized appreciation	$171,116,399

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$42
BlackRock Liquidity Series, LLC Money Market Series	$23,226,367	$3,229,082	$26,455,449	$1,041,696

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

60	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,376,800,600	—	—	$1,376,800,600
Short-Term Securities	—	$26,455,449	—	26,455,449
Total	$1,376,800,600	$26,455,449	—	$1,403,256,049

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	61

Statements of Assets and Liabilities	Master Large Cap Series LLC

March 31, 2012 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Assets
Investments at value — unaffiliated[1,2]	$2,536,255,100	$1,136,059,990	$1,376,800,600
Investments at value — affiliated[3]	87,182,715	46,238,405	26,455,449
Investments sold receivable	11,860,184	4,495,229	20,969,651
Dividends receivable — unaffiliated	2,035,752	990,375	1,085,187
Securities lending income receivable — affiliated	304,519	145,691	15,704
Contributions receivable from investors	—	418,602	—
Dividends receivable — affiliated	—	91	3
Prepaid expenses	33,801	7,088	31,059
Total assets	2,637,672,071	1,188,355,471	1,425,357,653

Liabilities
Collateral on securities loaned, at value	87,182,715	46,238,405	26,455,449
Bank overdraft	4,592,397	634,091	2,148,619
Investments purchased payable	7,419,604	5,456,989	18,906,833
Investment advisory fees payable	1,168,061	518,111	608,624
Other affiliates payable	17,880	5,238	8,041
Directors’ fees payable	32,921	14,618	19,490
Withdrawals payable to investors	4,392,663	—	5,330,464
Other accrued expenses payable	181,457	92,729	209,259
Total liabilities	104,987,698	52,960,181	53,686,779
Net Assets	$2,532,684,373	$1,135,395,290	$1,371,670,874

Net Assets Consist of
Investors’ capital	$2,087,019,602	$933,014,870	$1,162,731,923
Net unrealized appreciation/depreciation	445,664,771	202,380,420	208,938,951
Net Assets	$2,532,684,373	$1,135,395,290	$1,371,670,874
[1] Investments at cost — unaffiliated	$2,090,590,329	$933,679,570	$1,167,861,649
[2] Securities loaned at value	$84,592,325	$45,300,628	$25,317,438
[3] Investments at cost — affiliated	$87,182,715	$46,238,405	$26,455,449

See Notes to Financial Statements.

62	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Operations	Master Large Cap Series LLC

Six Months Ended March 31, 2012 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Investment Income
Dividends — unaffiliated	$28,857,623	$11,185,488	$15,876,802
Foreign taxes withheld	(553,988)	(225,075)	(342,563)
Securities lending — affiliated	768,236	358,564	1,041,696
Dividends — affiliated	790	1,375	42
Total income	29,072,661	11,320,352	16,575,977

Expenses
Investment advisory	6,032,059	2,852,578	3,583,264
Accounting services	245,110	106,478	169,908
Custodian	92,980	35,699	59,398
Professional	56,088	32,155	43,068
Directors	38,234	13,618	24,151
Printing	6,916	9,824	6,374
Miscellaneous	29,434	15,706	27,165
Total expenses	6,500,821	3,066,058	3,913,328
Less fees waived by advisor	(689)	(774)	—
Total expenses after fees waived	6,500,132	3,065,284	3,913,328
Net investment income	22,572,529	8,255,068	12,662,649

Realized and Unrealized Gain
Net realized gain from investments	84,596,612	32,434,495	27,468,377
Net change in unrealized appreciation/depreciation on investments	517,981,627	254,248,483	294,100,280
Total realized and unrealized gain	602,578,239	286,682,978	321,568,657
Net Increase in Net Assets Resulting from Operations	$625,150,768	$294,938,046	$334,231,306

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	63

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio		Master Large Cap Growth Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$22,572,529	$36,709,241	$8,255,068	$9,136,074
Net realized gain	84,596,612	416,733,032	32,434,495	98,414,186
Net change in unrealized appreciation/depreciation	517,981,627	(385,934,163)	254,248,483	(104,232,883)
Net increase in net assets resulting from operations	625,150,768	67,508,110	294,938,046	3,317,377

Capital Transactions
Proceeds from contributions	232,807,352	406,268,108	182,728,459	735,119,380
Value of withdrawals	(631,987,324)	(1,376,548,462)	(337,550,428)	(414,991,509)
Net increase (decrease) in net assets derived from capital transactions	(399,179,972)	(970,280,354)	(154,821,969)	320,127,871

Net Assets
Total increase (decrease) in net assets	225,970,796	(902,772,244)	140,116,077	323,445,248
Beginning of period	2,306,713,577	3,209,485,821	995,279,213	671,833,965
End of period	$2,532,684,373	$2,306,713,577	$1,135,395,290	$995,279,213

See Notes to Financial Statements.

64	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Changes in Net Assets (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$12,662,649	$25,257,741
Net realized gain	27,468,377	213,756,849
Net change in unrealized appreciation/depreciation	294,100,280	(191,911,553)
Net increase in net assets resulting from operations	334,231,306	47,103,037

Capital Transactions
Proceeds from contributions	117,433,520	499,193,583
Value of withdrawals	(411,095,778)	(1,388,336,955)
Net decrease in net assets derived from capital transactions	(293,662,258)	(889,143,372)

Net Assets
Total increase (decrease) in net assets	40,569,048	(842,040,335)
Beginning of period	1,331,101,826	2,173,142,161
End of period	$1,371,670,874	$1,331,101,826

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	65

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Total Investment Return
Total investment return	27.98%[1]	(1.61)%	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%

Ratios to Average Net Assets
Total expenses	0.51%[3]	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Total expenses after fees waived	0.51%[3]	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Net investment income	1.76%[3]	1.13%	1.11%	1.56%[3]	0.93%	0.63%	0.58%

Supplemental Data
Net assets, end of period (000)	$2,532,684	$2,306,714	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639
Portfolio turnover	59%	129%	173%	168%	109%	96%	88%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	Master Large Cap Series LLC

	Master Large Cap Growth Portfolio
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Total Investment Return
Total investment return	29.93%[1]	0.72%	7.68%	20.49%[1,2]	(37.96)%	17.47%	14.05%

Ratios to Average Net Assets
Total expenses	0.54%[3]	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Total expenses after fees waived	0.54%[3]	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Net investment income	1.45%[3]	0.93%	0.73%	0.81%[3]	0.54%	0.25%	0.26%

Supplemental Data
Net assets, end of period (000)	$1,135,395	$995,279	$671,834	$733,888	$665,963	$1,233,995	$785,377
Portfolio turnover	69%	169%	232%	242%	144%	87%	117%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	67

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Total Investment Return
Total investment return	26.52%[1]	(4.34)%	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%

Ratios to Average Net Assets
Total expenses	0.55%[3]	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Total expenses after fees waived	0.55%[3]	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Net investment income	1.77%[3]	1.28%	1.35%	1.88%[3]	1.22%	0.95%	0.73%

Supplemental Data
Net assets, end of period (000)	$1,371,671	$1,331,102	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926
Portfolio turnover	79%	156%	183%	151%	108%	72%	71%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

68	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (Unaudited)	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) are each Series of Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware limited liability company. Each Portfolio is classified as diversified. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation: US GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Portfolios may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios earn dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended March 31, 2012, any securities on loan were collateralized by cash.

Income Taxes: Each Portfolio of the Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in each Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of each Portfolio. Therefore, no federal income tax provision is required. It is intended that each Portfolio’s assets will be managed so an investor in each Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Portfolios file US federal and various state and local tax returns. The statute of limitations on the Portfolios’ US federal tax returns remains open

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	69

Notes to Financial Statements (continued)	Master Large Cap Series LLC

for each of the two years ended September 30, 2011, the period ended September 30, 2009 and the year ended October 31, 2008. In May, 2011, the Internal Revenue Service commenced an examination of Master Large Cap Growth’s US federal tax return for the year ended September 30, 2009. The examination was completed in February 2012 and did not result in any adjustments to the tax return. The statutes of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolios’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolios’ financial statement disclosures.

Other: Expenses directly related to one of the Portfolios is charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee based on a percentage of each Portfolio’s average daily net assets at the following annual rates:

Master Large Cap Core Portfolio

Average Daily Net Assets	Rate
Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Average Daily Net Assets	Rate
Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Average Daily Net Assets	Rate
Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Portfolio’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the six months ended March 31, 2012, the Portfolios reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$19,917
Master Large Cap Growth Portfolio	$5,022
Master Large Cap Value Portfolio	$8,673

The Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the

70	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Portfolios retain 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Portfolios on the reinvestment of cash collateral is shown as securities lending — affiliated in the Statements of Operations. For the six months ended March 31, 2012, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$413,516
Master Large Cap Growth Portfolio	$192,988
Master Large Cap Value Portfolio	$558,183

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended March 31, 2012, were as follows:

	Purchases	Sales
Master Large Cap Core Portfolio	$1,488,911,894	$1,865,811,756
Master Large Cap Growth Portfolio	$776,697,355	$921,615,071
Master Large Cap Value Portfolio	$1,118,280,646	$1,395,697,843

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2010. The credit agreement which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to the Portfolios based on their net assets as of October 31, 2011. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2012.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

As of March 31, 2012, Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio invested a significant portion of their assets in securities in the information technology sector. Changes in economic conditions affecting the information technology sector would have a greater impact on the Portfolios and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	71

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor[1]
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For BlackRock Large Cap Core Plus Fund.

72	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	73

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios Conservative Prepared Portfolio Moderate Prepared Portfolio Growth Prepared Portfolio Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	75

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#CAPSERIESCP-3/12-SAR

March 31, 2012

Semi-Annual Report (Unaudited)

BlackRock Large Cap Series Funds, Inc.

▶	BlackRock Large Cap Core Retirement Portfolio

▶	BlackRock Large Cap Growth Retirement Portfolio

▶	BlackRock Large Cap Value Retirement Portfolio

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Dear Shareholder

Twelve months ago, risk assets were charging forward, only to be met with a sharp reversal in May 2011 when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s made history by downgrading the US government’s credit rating, and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in high correlations between asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving investor sentiment carried over into the first several months of 2012. Debt problems in Europe stabilized as policymakers secured a bailout plan for Greece and completed the nation’s debt restructuring without significant market disruptions. While concerns about slowing growth in China and a European recession weighed on the outlook for the global economy, an acceleration of the US recovery lifted sentiment. Several consecutive months of stronger jobs data signaled solid improvement in the US labor market, a pivotal factor for economic growth. Meanwhile, the European Central Bank revived financial markets with additional liquidity through its long-term refinancing operations. The improving market conditions and generally better-than-expected economic news lured investors still holding cash on the sidelines back to risk assets. Stocks, commodities and high yield bonds rallied through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The rally softened in late March, however, as concerns about slowing growth in China were refueled by negative signals from the world’s second-largest economy. Additionally, concerns over the European debt crisis resurfaced given uncertainty around policies for sovereign debt financing in peripheral countries and rising yields in Portugal and Spain.

Thanks in large part to an exceptionally strong first quarter of 2012, risk assets, including equities and high yield bonds, posted solid returns for the 6-month period ended March 31, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap stocks finished in slightly negative territory. International and emerging markets, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities experienced mixed results, given recent volatility in yields. US Treasury bonds performed particularly well for the 12-month period; however, an early-2012 sell-off resulted in a negative return for the 6–month period. Municipal bonds staged a solid advance over the past year. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

While markets have improved in recent months, considerable headwinds remain. Europe faces a prolonged recession and the financial situations in Italy, Portugal and Spain remain worrisome. Higher oil and gasoline prices along with slowing growth in China and other emerging-market countries weigh heavily on the future of the global economy. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While markets have improved in recent months, considerable headwinds remain.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of March 31, 2012

	6-month	12-month
US large cap equities	25.89%	8.54%
(S&P 500® Index)
US small cap equities	29.83	(0.18)
(Russell 2000® Index)
International equities	14.56	(5.77)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	19.12	(8.81)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.01	0.06
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	(1.05)	14.92
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	1.43	7.71
bonds (Barclays US
Aggregate Bond Index)
Tax-exempt municipal	4.16	12.56
bonds (S&P Municipal
Bond Index)
US high yield bonds	12.17	6.43
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2012	BlackRock Large Cap Core Retirement Portfolio

Investment Objective

BlackRock Large Cap Core Retirement Portfolio’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2012, the Fund, through its investment in Master Large Cap Core Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000® Index.

What factors influenced performance?

•	Overall, positive performance in the information technology (“IT”), materials and health care sectors offset negative results in financials, industrials and consumer discretionary.

•

Stock selection in the computers & peripherals industry was the leading contributor to outperformance in IT. Specifically, select hard disk drive manufacturers strongly outperformed on a faster-than-anticipated recovery from last summer’s massive flooding in Thailand, which damaged manufacturing plants and crippled production. The successful completion of strategic acquisitions provided a further boost to earnings for key holdings. Companies, in turn, shared some of those excess profits with investors by way of dividends and stock buybacks.

•

Within the materials sector, select chemical company holdings benefited from input cost advantages stemming from their reliance on low-cost US natural gas versus higher-priced crude oil. Natural gas prices declined to new lows during the six-month period, lifting profit margins for companies in the industry.

•

Favorable stock selection aided relative performance in health care, with particularly strong results in pharmaceuticals and biotechnology. Within pharmaceuticals, the Portfolio benefited from an underweight/absence in select large-cap benchmark names that lagged during the period. Positive pipeline developments drove the outperformance for select biotechnology holdings.

•

In contrast, the financial sector was the largest detractor from Portfolio results, with negative performance due primarily to an underweight allocation, especially in diversified financial services, commercial banks and capital markets names. The sector surged during the reporting period as investor confidence improved, spurring demand for the higher-risk investments that struggled amid the extreme volatility in the summer and fall of 2011.

•	In the same way, an underweight in industrials, particularly the economically sensitive machinery industry, hampered relative results.

•

Education services and consumer electronics retail holdings were the primary detractors in consumer discretionary. Ongoing weakness in new student enrollments hampered the results of education services providers, as changes to company business models in response to regulatory pressures are driving increased competition for higher quality students. Meanwhile, consumer electronics retailers lagged on product cycle weakness and competitive pressures. Core business segments (e.g., televisions, gaming) are in secular decline, while at the same time, big-ticket purchases are increasingly moving online. The noxious combination has hurt pricing and margins for companies in the industry.

Describe recent portfolio activity.

•

During the six months, the Portfolio’s exposures to the industrials and energy sectors were significantly increased, and additions were made to financials. The Portfolio’s weightings in health care, materials and IT were reduced.

Describe portfolio positioning at period end.

•

At period end, the Portfolio continues to maintain a balance between domestic cyclicals and more dependable growth names. The Portfolio’s largest sector overweight relative to the Russell 1000® Index was health care, followed by energy and consumer discretionary; financials remained the largest underweight, followed by consumer staples. As always, management relies on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

BlackRock Large Cap Core Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Portfolio, a series of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2012

		Average Annual Total Returns[5]
	6-Month Total Returns	1 Year	Since Inception[6]
Class K	27.91%	3.55%	(0.55)%
Russell 1000® Index	26.27	7.86	1.88

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Annualized Expense Ratio
Class K	$1,000.00	$1,279.10	$3.70	$1,000.00	$1,021.80	$3.29	0.65%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	5

Fund Summary as of March 31, 2012	BlackRock Large Cap Growth Retirement Portfolio

Investment Objective

BlackRock Large Cap Growth Retirement Portfolio’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2012, the Fund, through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000® Growth Index.

What factors influenced performance?

•	Overall, positive performance in the IT, materials and consumer staples sectors offset negative results in industrials and telecommunication services (“telecom”).

•

Stock selection in the semiconductor and computers & peripherals industries was the leading contributor to outperformance in IT. In particular, select hard disk drive manufacturers strongly outperformed on a faster-than-anticipated recovery from last summer’s massive flooding in Thailand, which damaged manufacturing plants and crippled production. The successful completion of strategic acquisitions provided a further boost to earnings for key holdings. Companies, in turn, shared some of those excess profits with investors by way of dividends and stock buybacks.

•

Within the materials sector, select chemical company holdings benefited from input cost advantages stemming from their reliance on low-cost US natural gas versus higher-priced crude oil. Natural gas prices declined to new lows during the six months, lifting profit margins for companies in the industry.

•

A general underweight and favorable stock selection were the main contributors within the consumer staples sector. Specifically, the Portfolio was underweight in mega-cap benchmark names, especially in the beverage and food products industries, which underperformed during the period as investors rotated out of defensive, low-risk investments in favor of more cyclical areas.

•

In contrast, the industrials sector was the largest detractor from Portfolio results, with underperformance due primarily to an underweight allocation, especially in machinery names. The sector posted strong gains for the period as investor confidence improved, spurring demand for the higher-risk investments that struggled amid the extreme volatility in the summer and fall of 2011. Aerospace & defense was also a source of weakness as defense spending concerns weighed on select holdings.

•

Stock selection was the primary detractor in telecom, due mainly to negative performance in a key diversified telecom holding that lagged on acquisition-related concerns. In addition, an unexpected uptick in the competitive environment and customer churn rates hurt the results of key wireless holdings.

Describe recent portfolio activity.

•	During the six months, the Portfolio’s weightings in the industrials and energy sectors were increased, while its allocations to health care, IT and materials were reduced.

Describe portfolio positioning at period end.

•

At period end, the Portfolio continues to maintain a balance between domestic cyclicals and more dependable growth names. The Portfolio’s largest sector overweights at period end relative to the Russell 1000® Growth Index were in health care and consumer discretionary, while consumer staples was the largest underweight, followed by industrials and materials. As always, management relies on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

BlackRock Large Cap Growth Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Portfolio, a series of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with a greater-than-average growth orientation.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2012

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Class K	32.53%	9.35%	3.37%
Russell 1000® Growth Index	26.85	11.02	3.92

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Annualized Expense Ratio
Class K	$1,000.00	$1,325.30	$3.89	$1,000.00	$1,021.65	$3.39	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	7

Fund Summary as of March 31, 2012	BlackRock Large Cap Value Retirement Portfolio

Investment Objective

BlackRock Large Cap Value Retirement Portfolio’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended March 31, 2012, the Fund, through its investment in Master Large Cap Value Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000® Value Index.

What factors influenced performance?

•	Overall, positive performance in the materials, IT and utilities sectors offset negative results in financials and consumer discretionary.

•

An overweight and stock selection accounted for the majority of strength within materials. Chemical holdings, in particular, were standouts as select names benefited from input cost advantages stemming from their reliance on low-cost US natural gas versus higher-priced crude oil. Natural gas prices declined to new lows during the six months, lifting profit margins for companies in the industry. An overweight in the paper & forest products industry also proved advantageous.

•

Stock selection in the computers & peripherals industry was the leading contributor to outperformance in IT. Specifically, select hard disk drive manufacturers strongly outperformed on a faster-than-anticipated recovery from last summer’s massive flooding in Thailand, which damaged manufacturing plants and crippled production. The successful completion of strategic acquisitions provided a further boost to earnings for key holdings. Companies, in turn, shared some of those excess profits with investors by way of dividends and stock buybacks.

•

Positive performance in utilities was due entirely to the Portfolio’s under-weight in the sector, especially traditional regulated utilities. Utilities trailed other sectors over the period as investors moved out of the defensive group in order to take advantage of the broader market turnaround.

•

In contrast, the financial sector was the largest detractor from Portfolio results, with negative performance due primarily to an underweight allocation, especially in diversified financial services, commercial banks and capital markets names. The sector surged during the reporting period as investor confidence improved, spurring demand for the higher-risk investments that struggled amid the extreme volatility in the summer and fall of 2011.

•

Education services and consumer electronics retailers detracted within consumer discretionary. Ongoing weakness in new student enrollments hampered the results of education services providers, as changes to company business models in response to regulatory pressures are driving increased competition for higher quality students. Meanwhile, consumer electronics retailers lagged on product cycle weakness and competitive pressures. Core business segments (e.g., televisions, gaming) are in secular decline, while at the same time, big-ticket purchases are increasingly moving online. The noxious combination has hurt pricing and margins for companies in the industry.

Describe recent portfolio activity.

•

During the six months, the Portfolio’s weightings in the industrials and energy sectors were considerably increased, and additions were made to financials. The Portfolio’s weightings in health care, materials and consumer staples were reduced.

Describe portfolio positioning at period end.

•

At period end, the Portfolio continues to maintain a balance between domestic cyclicals and more dependable growth names. The Portfolio’s largest sector overweights relative to the Russell 1000® Value Index were industrials and IT, while financials remained the largest underweight, followed by utilities, consumer staples and telecommunication services. As always, management relies on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

BlackRock Large Cap Value Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in the Portfolio, a series of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Value Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2012

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Class K	26.49%	0.24%	(2.13)%
Russell 1000® Value Index	25.68	4.79	(0.27)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During the Period[7]	Annualized Expense Ratio
Class K	$1,000.00	$1,264.90	$3.79	$1,000.00	$1,021.60	$3.39	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ administrator waived and/or reimbursed a portion of each of the Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2011 and held through March 31, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

March 31, 2012 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
Assets
Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$83,038,174	$2,456,437	$106,924,095
Capital shares sold receivable	195,263	—	198,012
Receivable from administrator	977	43,233	10,614
Prepaid expenses	—	—	150
Total assets	83,234,414	2,499,670	107,132,871

Liabilities
Capital shares redeemed payable	48,945	—	24,978
Officer’s fees payable	54	45	67
Contributions payable to the Portfolios	146,318	—	173,034
Other affiliate payable	—	—	10
Other accrued expenses payable	87,066	65,236	143,349
Total liabilities	282,383	65,281	341,438
Net Assets	$82,952,031	$2,434,389	$106,791,433

Net Assets Consist of
Paid-in capital[2]	$93,497,342	$(1,945,014)	$99,470,429
Undistributed net investment income	400,427	203,025	347,255
Accumulated net realized loss allocated from the Portfolios	(39,821,215)	(16,917,333)	(5,253,679)
Net unrealized appreciation/depreciation allocated from the Portfolios	28,875,477	21,093,711	12,227,428
Net Assets	$82,952,031	$2,434,389	$106,791,433
Class K — Net asset value per common share, 200 million shares authorized, $0.10 par value	$12.34	$12.52	$16.09
[1] Investments at cost	$54,162,697	$2,051,676	$94,696,667
[2] Shares outstanding	6,723,933	194,435	6,638,217

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	11

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Six Months Ended March 31, 2012 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
Investment Income
Net investment income allocated from the Portfolios:
Dividends — unaffiliated	$1,763,892	$1,117,962	$1,821,040
Foreign taxes withheld	(31,257)	(23,086)	(38,139)
Securities lending — affiliated	48,501	33,242	118,552
Dividends — affiliated	53	141	5
Expenses	(400,911)	(306,131)	(451,826)
Fees waived	47	80	—
Total income	1,380,325	822,208	1,449,632

Expenses
Transfer agent	84,189	69,747	113,871
Professional	11,405	12,010	17,696
Printing	12,631	9,224	16,872
Registration	9,292	8,708	9,271
Officer	36	30	143
Miscellaneous	3,095	3,287	3,396
Total expenses	120,648	103,006	161,249
Less fees reimbursed by administrator	(8,010)	(27,681)	(59,586)
Total expenses after reimbursement	112,638	75,325	101,663
Net investment income	1,267,687	746,883	1,347,969

Realized and Unrealized Gain Allocation From the Portfolios
Net realized gain from investments	5,027,160	2,398,091	3,292,867
Net change in unrealized appreciation/depreciation on investments	32,695,756	26,834,374	33,568,290
Total realized and unrealized gain	37,722,916	29,232,465	36,861,157
Net Increase in Net Assets Resulting from Operations	$38,990,603	$29,979,348	$38,209,126

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Retirement Portfolio		BlackRock Large Cap Growth Retirement Portfolio
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$1,267,687	$1,289,709	$746,883	$829,462
Net realized gain	5,027,160	6,820,142	2,398,091	9,241,396
Net change in unrealized appreciation/depreciation	32,695,756	(14,449,811)	26,834,374	(12,013,168)
Net increase (decrease) in net assets resulting from operations	38,990,603	(6,339,960)	29,979,348	(1,942,310)

Dividends to Shareholders From
Net investment income	(1,600,010)	(1,200,010)	(950,003)	(750,002)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(83,929,605)	23,789,672	(126,764,377)	16,200,136

Net Assets
Total increase (decrease) in net assets	(46,539,012)	16,249,702	(97,735,032)	13,507,824
Beginning of period	129,491,043	113,241,341	100,169,421	86,661,597
End of period	$82,952,031	$129,491,043	$2,434,389	$100,169,421
Undistributed net investment income	$400,427	$732,750	$203,025	$406,145

	BlackRock Large Cap Value Retirement Portfolio
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$1,347,969	$2,029,580
Net realized gain	3,292,867	14,573,605
Net change in unrealized appreciation/depreciation	33,568,290	(20,336,791)
Net increase (decrease) in net assets resulting from operations	38,209,126	(3,733,606)

Dividends to Shareholders From
Net investment income	(2,300,002)	(2,100,008)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(74,081,536)	(16,085,289)

Net Assets
Total decrease in net assets	(38,172,412)	(21,918,903)
Beginning of period	144,963,845	166,882,748
End of period	$106,791,433	$144,963,845
Undistributed net investment income	$347,255	$1,299,288

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	13

Financial Highlights	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Retirement Portfolio
	Class K
	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

		2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.78	$10.06	$9.61	$8.64	$13.25
Net investment income[2]	0.10	0.11	0.09	0.11	0.07
Net realized and unrealized gain (loss)	2.60	(0.28)	0.49	0.96	(4.68)
Net increase (decrease) from investment operations	2.70	(0.17)	0.58	1.07	(4.61)
Dividends from net investment income	(0.14)	(0.11)	(0.13)	(0.10)	—
Net asset value, end of period	$12.34	$9.78	$10.06	$9.61	$8.64

Total Investment Return[3]
Based on net asset value	27.91%[4]	(1.81)%	6.01%	12.55%[4,5]	(34.79)%[4]

Ratios to Average Net Assets[6]
Total expenses	0.66%[7,8]	0.67%	0.68%	0.73%[8]	0.71%[8]
Total expenses after reimbursement	0.65%[7,8]	0.67%	0.67%	0.66%[8]	0.62%[8]
Net investment income	1.59%[7,8]	0.96%	0.93%	1.39%[8]	0.76%[8]

Supplemental Data
Net assets, end of period (000)	$82,952	$129,491	$113,241	$109,188	$105,224
Portfolio turnover of the Portfolio	59%	129%	173%	168%	109%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investments in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.08%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (continued)	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Growth Retirement Portfolio
	Class K
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

		Year Ended September 30,

		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$9.53	$9.54	$8.93	$7.45	$11.20
Net investment income[2]	0.08	0.08	0.06	0.05	0.02
Net realized and unrealized gain (loss)	3.00	(0.01)	0.61	1.48	(3.77)
Net increase (decrease) from investment operations	3.08	0.07	0.67	1.53	(3.75)
Dividends from net investment income	(0.09)	(0.08)	(0.06)	(0.05)	—
Net asset value, end of period	$12.52	$9.53	$9.54	$8.93	$7.45

Total Investment Return[3]
Based on net asset value	32.53%[4]	0.68%	7.46%	20.66%[4,5]	(33.48)%[4]

Ratios to Average Net Assets[6]
Total expenses	0.72%[7,8]	0.71%	0.79%	0.88%[8]	0.81%[8]
Total expenses after reimbursement	0.67%[7,8]	0.67%	0.67%	0.66%[8]	0.65%[8]
Net investment income	1.31%[7,8]	0.77%	0.62%	0.73%[8]	0.30%[8]

Supplemental Data
Net assets, end of period (000)	$2,434	$100,169	$86,662	$83,098	$80,882
Portfolio turnover of the Portfolio	69%	169%	232%	242%	144%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investments in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 20.25%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	15

Financial Highlights (concluded)	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Value Retirement Portfolio
	Class K
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

		Year Ended September 30,

		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$12.91	$13.67	$13.28	$12.33	$18.54
Net investment income[2]	0.13	0.17	0.17	0.18	0.13
Net realized and unrealized gain (loss)	3.26	(0.76)	0.39	0.91	(6.34)
Net increase (decrease) from investment operations	3.39	(0.59)	0.56	1.09	(6.21)
Dividends from net investment income	(0.21)	(0.17)	(0.17)	(0.14)	—
Net asset value, end of period	$16.09	$12.91	$13.67	$13.28	$12.33

Total Investment Return[3]
Based on net asset value	26.49%[4]	(4.44)%	4.23%	8.93%[4,5]	(33.50)%[4]

Ratios to Average Net Assets[6]
Total expenses	0.74%[7]	0.70%	0.72%	0.77%[7]	0.78%[7]
Total expenses after reimbursement	0.67%[7]	0.67%	0.67%	0.66%[7]	0.63%[7]
Net investment income	1.63%[7]	1.13%	1.21%	1.74%[7]	1.03%[7]

Supplemental Data
Net assets, end of period (000)	$106,791	$144,964	$166,883	$132,560	$128,159
Portfolio turnover of the Portfolio	79%	156%	183%	151%	108%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.52%.

[6]	Includes the Fund’s share of the applicable Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (collectively the “Funds” or individually a “Fund”), constitute three of the series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund is classified as diversified. Each Fund seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of March 31, 2012, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio were 3.3%, 0.2% and 7.8%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value. Each Fund records its investment in the corresponding Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the corresponding Portfolio. Valuation of securities held by a Portfolio is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the corresponding Portfolio are accounted for on a trade date basis. Each Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the two years ended September 30, 2011 and the periods ended September 30, 2009 and October 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

The Administrator does not receive an administration fee. The Administrator has contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to February 1, 2013 unless approved by the Board, including a majority of the Independent Directors. These amounts are shown as administrator fees waived and/or reimbursed in the Statements of Operations. The expense limitation of each fund is 0.67% of the percentage of average daily net assets of such Fund.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	17

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

3. Capital Loss Carryforwards:

As of September 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
2016	$19,032,662	$93,243	—
2017	24,488,876	18,251,218	$15,706,504
Total	$43,521,538	$18,344,461	$15,706,504

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after September 30, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for Class K were as follows:

BlackRock Large Cap Core Retirement Portfolio	Six Months Ended March 31, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class K
Shares sold	7,437,759	$83,276,245	5,752,366	$66,509,887
Shares issued to shareholders in reinvestment of dividends	146,850	1,539,158	105,992	1,157,136
Shares redeemed	(14,101,949)	(168,745,008)	(3,874,726)	(43,877,351)
Net increase (decrease)	(6,517,340)	$(83,929,605)	1,983,632	$23,789,672

BlackRock Large Cap Growth Retirement Portfolio
Class K
Shares sold	2,138,394	$24,055,829	4,007,792	$44,093,163
Shares issued to shareholders in reinvestment of dividends	88,991	899,819	67,861	711,630
Shares redeemed	(12,541,034)	(151,720,025)	(2,647,144)	(28,604,657)
Net increase (decrease)	(10,313,649)	$(126,764,377)	1,428,509	$16,200,136

BlackRock Large Cap Value Retirement Portfolio
Class K
Shares sold	1,239,304	$18,466,256	2,518,610	$38,683,662
Shares issued to shareholders in reinvestment of dividends	163,003	2,254,488	140,336	2,062,642
Shares redeemed	(5,993,254)	(94,802,280)	(3,634,075)	(56,831,593)
Net decrease	(4,590,947)	$(74,081,536)	(975,129)	$(16,085,289)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Portfolio Information as of March 31, 2012	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Apple, Inc.	3%
Chevron Corp.	3
Pfizer, Inc.	2
Exxon Mobil Corp.	2
ConocoPhillips	2
UnitedHealth Group, Inc.	2
Abbott Laboratories	1
Apache Corp.	1
Eli Lilly & Co.	1
General Dynamics Corp.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Apple, Inc.	6%
Exxon Mobil Corp.	5
International Business Machines Corp.	4
Microsoft Corp.	4
Philip Morris International, Inc.	3
Abbott Laboratories	2
Accenture Plc, Class A	2
Gilead Sciences, Inc.	2
DIRECTV, Class A	1
Cummins, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Chevron Corp.	4%
JPMorgan Chase & Co.	4
Pfizer, Inc.	3
ConocoPhillips	2
UnitedHealth Group, Inc.	2
Apache Corp.	1
Prudential Financial, Inc.	1
Eli Lilly & Co.	1
Tyco International Ltd.	1
General Dynamics Corp.	1

Sector Allocations

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Information Technology	20%
Health Care	16
Consumer Discretionary	15
Energy	14
Industrials	12
Consumer Staples	8
Financials	6
Materials	4
Utilities	3
Telecommunication Services	2

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Information Technology	32%
Consumer Discretionary	19
Health Care	15
Energy	10
Industrials	9
Consumer Staples	7
Materials	3
Financials	3
Telecommunication Services	2

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Financials	17%
Industrials	16
Health Care	15
Information Technology	15
Energy	14
Consumer Discretionary	9
Consumer Staples	5
Materials	4
Utilities	3
Telecommunication Services	2

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	19

Schedule of Investments March 31, 2012 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 15.2%
Auto Components — 0.7%
Lear Corp.	390,000	$18,131,100
Diversified Consumer Services — 2.5%
Apollo Group, Inc., Class A (a)	670,000	25,888,800
Career Education Corp. (a)	820,000	6,609,200
H&R Block, Inc.	400,000	6,588,000
ITT Educational Services, Inc. (a)(b)	380,000	25,133,200
		64,219,200
Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.	10,000	275,500
Wyndham Worldwide Corp.	480,000	22,324,800
		22,600,300
Internet & Catalog Retail — 1.0%
Expedia, Inc.	740,000	24,745,600
Media — 4.4%
DISH Network Corp., Class A (a)	810,000	26,673,300
Gannett Co., Inc.	1,690,000	25,907,700
The Interpublic Group of Cos., Inc.	2,430,000	27,726,300
Time Warner Cable, Inc.	370,000	30,155,000
		110,462,300
Multiline Retail — 1.1%
Dillard’s, Inc., Class A	420,000	26,468,400
Specialty Retail — 4.6%
Best Buy Co., Inc.	1,070,000	25,337,600
Foot Locker, Inc.	830,000	25,771,500
GameStop Corp., Class A (b)	1,150,000	25,116,000
Limited Brands, Inc.	310,000	14,880,000
PetSmart, Inc.	460,000	26,321,200
		117,426,300
Total Consumer Discretionary		384,053,200
Consumer Staples — 8.0%
Beverages — 1.9%
Constellation Brands, Inc., Class A (a)	1,100,000	25,949,000
Dr. Pepper Snapple Group, Inc.	530,000	21,311,300
		47,260,300
Food & Staples Retailing — 2.2%
The Kroger Co.	1,240,000	30,045,200
Safeway, Inc.	1,340,000	27,081,400
		57,126,600
Food Products — 1.9%
ConAgra Foods, Inc.	980,000	25,734,800
Smithfield Foods, Inc. (a)	990,000	21,809,700
		47,544,500
Household Products — 0.4%
The Procter & Gamble Co.	140,000	9,409,400
Personal Products — 0.7%
Herbalife Ltd.	270,000	18,581,400
Tobacco — 0.9%
Philip Morris International, Inc.	250,000	22,152,500
Total Consumer Staples		202,074,700

Common Stocks	Shares	Value
Energy — 14.2%
Energy Equipment & Services — 0.7%
Nabors Industries Ltd. (a)	1,040,000	$18,189,600
Oil, Gas & Consumable Fuels — 13.5%
Apache Corp.	340,000	34,149,600
Chevron Corp.	600,000	64,344,000
ConocoPhillips	570,000	43,325,700
Exxon Mobil Corp.	670,000	58,109,100
HollyFrontier Corp.	600,000	19,290,000
Marathon Oil Corp.	850,000	26,945,000
Marathon Petroleum Corp.	520,000	22,547,200
Murphy Oil Corp.	330,000	18,569,100
Tesoro Corp. (a)	990,000	26,571,600
Valero Energy Corp.	1,120,000	28,862,400
		342,713,700
Total Energy		360,903,300
Financials — 5.7%
Commercial Banks — 0.2%
Wells Fargo & Co.	140,000	4,779,600
Consumer Finance — 1.1%
Discover Financial Services	860,000	28,672,400
Diversified Financial Services — 1.2%
JPMorgan Chase & Co.	150,000	6,897,000
The NASDAQ OMX Group, Inc. (a)	860,000	22,274,000
		29,171,000
Insurance — 3.2%
Allied World Assurance Co. Holdings AG	110,000	7,553,700
American Financial Group, Inc.	130,000	5,015,400
Assurant, Inc.	630,000	25,515,000
Protective Life Corp.	280,000	8,293,600
Prudential Financial, Inc.	130,000	8,240,700
Reinsurance Group of America, Inc.	60,000	3,568,200
Unum Group	950,000	23,256,000
		81,442,600
Total Financials		144,065,600
Health Care — 16.5%
Biotechnology — 0.2%
Myriad Genetics, Inc. (a)	250,000	5,915,000
Health Care Equipment & Supplies — 1.1%
Zimmer Holdings, Inc.	430,000	27,640,400
Health Care Providers & Services — 8.8%
Aetna, Inc.	620,000	31,099,200
AmerisourceBergen Corp.	710,000	28,172,800
Cardinal Health, Inc.	460,000	19,830,600
Coventry Health Care, Inc.	760,000	27,033,200
Humana, Inc.	190,000	17,571,200
McKesson Corp.	330,000	28,964,100
UnitedHealth Group, Inc.	670,000	39,489,800
WellPoint, Inc.	420,000	30,996,000
		223,156,900
Pharmaceuticals — 6.4%
Abbott Laboratories	580,000	35,548,200
Eli Lilly & Co.	820,000	33,021,400
Forest Laboratories, Inc. (a)(b)	780,000	27,058,200
Johnson & Johnson	120,000	7,915,200
Pfizer, Inc.	2,570,000	58,236,200
		161,779,200
Total Health Care		418,491,500

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials — 11.7%
Aerospace & Defense — 4.6%
General Dynamics Corp.	430,000	$31,553,400
L-3 Communications Holdings, Inc.	380,000	26,892,600
Lockheed Martin Corp.	330,000	29,653,800
Northrop Grumman Corp.	460,000	28,096,800
		116,196,600
Commercial Services & Supplies — 0.2%
Corrections Corp. of America (a)	140,000	3,823,400
Construction & Engineering — 1.4%
Chicago Bridge & Iron Co. NV	530,000	22,890,700
URS Corp.	320,000	13,606,400
		36,497,100
Industrial Conglomerates — 1.8%
General Electric Co.	710,000	14,249,700
Tyco International Ltd.	540,000	30,337,200
		44,586,900
Machinery — 3.7%
AGCO Corp. (a)	540,000	25,493,400
CNH Global NV (a)	130,000	5,161,000
ITT Corp.	1,120,000	25,692,800
Oshkosh Corp. (a)	430,000	9,963,100
Parker Hannifin Corp.	330,000	27,901,500
		94,211,800
Total Industrials		295,315,800
Information Technology — 20.3%
Computers & Peripherals — 7.3%
Apple, Inc. (a)	130,000	77,931,100
Dell, Inc. (a)	1,830,000	30,378,000
Lexmark International, Inc., Class A	780,000	25,927,200
Seagate Technology Plc	910,000	24,524,500
Western Digital Corp. (a)	640,000	26,489,600
		185,250,400
Electronic Equipment, Instruments & Components — 4.2%
Avnet, Inc. (a)	740,000	26,928,600
Ingram Micro, Inc., Class A (a)	650,000	12,064,000
Jabil Circuit, Inc.	1,030,000	25,873,600
Tech Data Corp. (a)	300,000	16,278,000
Vishay Intertechnology, Inc. (a)	2,050,000	24,928,000
		106,072,200
Internet Software & Services — 0.9%
AOL, Inc. (a)	650,000	12,330,500
Google, Inc., Class A (a)	10,000	6,412,400
IAC/InterActiveCorp.	110,000	5,399,900
		24,142,800
IT Services — 5.8%
Accenture Plc, Class A	50,000	3,225,000
Alliance Data Systems Corp. (a)(b)	210,000	26,451,600
Computer Sciences Corp.	380,000	11,377,200
Global Payments, Inc.	490,000	23,260,300
International Business Machines Corp.	110,000	22,951,500
Lender Processing Services, Inc.	860,000	22,360,000
SAIC, Inc. (a)	730,000	9,636,000
The Western Union Co.	1,520,000	26,752,000
		146,013,600
Software — 2.1%
Microsoft Corp.	790,000	25,477,500
Symantec Corp. (a)	1,510,000	28,237,000
		53,714,500
Total Information Technology		515,193,500

Common Stocks	Shares	Value
Materials — 3.7%
Chemicals — 2.2%
CF Industries Holdings, Inc.	150,000	$27,397,500
Cytec Industries, Inc.	450,000	27,355,500
		54,753,000
Paper & Forest Products — 1.5%
Domtar Corp.	270,000	25,752,600
International Paper Co.	390,000	13,689,000
		39,441,600
Total Materials		94,194,600
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	240,000	7,495,200
Verizon Communications, Inc.	440,000	16,821,200
		24,316,400
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc. (a)	2,830,000	25,526,600
Total Telecommunication Services		49,843,000
Utilities — 2.8%
Independent Power Producers & Energy Traders — 1.8%
The AES Corp. (a)	2,110,000	27,577,700
NRG Energy, Inc. (a)	1,200,000	18,804,000
		46,381,700
Multi-Utilities — 1.0%
Ameren Corp.	790,000	25,738,200
Total Utilities		72,119,900
Total Long-Term Investments (Cost — $2,090,590,329) — 100.1%		2,536,255,100

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	$87,183	87,182,715
Total Short-Term Securities (Cost — $87,182,715) — 3.5%		87,182,715
Total Investments (Cost — $2,177,773,044*) — 103.6%		2,623,437,815
Liabilities in Excess of Other Assets — (3.6)%		(90,753,442)
Net Assets — 100.0%		$2,532,684,373

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,194,281,551
Gross unrealized appreciation	$492,512,247
Gross unrealized depreciation	(63,355,983)
Net unrealized appreciation	$429,156,264

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	21

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	—	—	—	$790
BlackRock Liquidity
Series, LLC Money
Market Series	$72,082,895	$15,099,820	$87,182,715	$768,236

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,536,255,100	—	—	$2,536,255,100
Short-Term Securities	—	$87,182,715	—	87,182,715
Total	$2,536,255,100	$87,182,715	—	$2,623,437,815

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 18.9%
Diversified Consumer Services — 3.0%
Apollo Group, Inc., Class A (a)	310,000	$11,978,400
Career Education Corp. (a)	440,000	3,546,400
H&R Block, Inc.	380,000	6,258,600
ITT Educational Services, Inc. (a)(b)	180,000	11,905,200
		33,688,600
Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	410,000	11,295,500
Internet & Catalog Retail — 1.0%
Expedia, Inc.	340,000	11,369,600
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	160,000	11,544,000
Media — 7.3%
Cablevision Systems Corp., New York Group, Class A	800,000	11,744,000
DIRECTV, Class A (a)	340,000	16,775,600
DISH Network Corp., Class A (a)	370,000	12,184,100
The Interpublic Group of Cos., Inc.	1,100,000	12,551,000
The McGraw-Hill Cos., Inc.	280,000	13,571,600
Time Warner Cable, Inc.	190,000	15,485,000
		82,311,300
Multiline Retail — 3.0%
Big Lots, Inc. (a)	120,000	5,162,400
Dollar Tree, Inc. (a)	50,000	4,724,500
Macy’s, Inc.	290,000	11,521,700
Nordstrom, Inc.	230,000	12,815,600
		34,224,200
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	140,000	12,399,800
AutoZone, Inc. (a)	10,000	3,718,000
PetSmart, Inc.	230,000	13,160,600
TJX Cos., Inc.	10,000	397,100
		29,675,500
Total Consumer Discretionary		214,108,700
Consumer Staples — 6.5%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	320,000	12,867,200
Food & Staples Retailing — 1.1%
The Kroger Co.	540,000	13,084,200
Food Products — 0.2%
ConAgra Foods, Inc.	70,000	1,838,200
Personal Products — 1.1%
Herbalife Ltd.	180,000	12,387,600
Tobacco — 3.0%
Philip Morris International, Inc.	380,000	33,671,800
Total Consumer Staples		73,849,000
Energy — 10.4%
Oil, Gas & Consumable Fuels — 10.4%
Apache Corp.	140,000	14,061,600
Chevron Corp.	120,000	12,868,800
Denbury Resources, Inc. (a)	680,000	12,396,400
Exxon Mobil Corp.	640,000	55,507,200
HollyFrontier Corp.	380,000	12,217,000
Marathon Oil Corp.	200,000	6,340,000
Murphy Oil Corp.	90,000	5,064,300
Total Energy		118,455,300

Common Stocks	Shares	Value
Financials — 2.7%
Consumer Finance — 1.1%
Discover Financial Services	360,000	$12,002,400
Diversified Financial Services — 1.6%
Moody’s Corp.	180,000	7,578,000
The NASDAQ OMX Group, Inc. (a)	420,000	10,878,000
		18,456,000
Total Financials		30,458,400
Health Care — 15.3%
Biotechnology — 2.9%
Gilead Sciences, Inc. (a)	360,000	17,586,000
Myriad Genetics, Inc. (a)	490,000	11,593,400
United Therapeutics Corp. (a)	70,000	3,299,100
		32,478,500
Health Care Providers & Services — 7.5%
Aetna, Inc.	227,000	11,386,320
AmerisourceBergen Corp.	340,000	13,491,200
Cardinal Health, Inc.	300,000	12,933,000
Coventry Health Care, Inc.	287,000	10,208,590
McKesson Corp.	170,000	14,920,900
Patterson Cos., Inc.	350,000	11,690,000
UnitedHealth Group, Inc.	187,000	11,021,780
		85,651,790
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. (a)	70,000	2,526,300
Pharmaceuticals — 4.7%
Abbott Laboratories	410,000	25,128,900
Bristol-Myers Squibb Co.	224,000	7,560,000
Eli Lilly & Co.	340,000	13,691,800
Warner Chilcott Plc, Class A (a)	430,000	7,228,300
		53,609,000
Total Health Care		174,265,590
Industrials — 9.4%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.	220,000	11,026,400
Lockheed Martin Corp.	160,000	14,377,600
United Technologies Corp.	60,000	4,976,400
		30,380,400
Airlines — 1.1%
Copa Holdings SA, Class A	150,000	11,880,000
Commercial Services & Supplies — 1.9%
Covanta Holding Corp.	690,000	11,198,700
Iron Mountain, Inc.	370,000	10,656,000
		21,854,700
Construction & Engineering — 1.3%
AECOM Technology Corp. (a)	160,000	3,579,200
Chicago Bridge & Iron Co. NV	270,000	11,661,300
		15,240,500
Machinery — 2.4%
Cummins, Inc.	130,000	15,605,200
Parker Hannifin Corp.	140,000	11,837,000
		27,442,200
Total Industrials		106,797,800

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	23

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology — 31.6%
Computers & Peripherals — 10.5%
Apple, Inc. (a)	120,000	$71,936,400
Dell, Inc. (a)	870,000	14,442,000
QLogic Corp. (a)	660,000	11,721,600
Seagate Technology Plc	400,000	10,780,000
Western Digital Corp. (a)	260,000	10,761,400
		119,641,400
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc. (a)	240,000	10,072,800
Jabil Circuit, Inc.	470,000	11,806,400
		21,879,200
Internet Software & Services — 0.6%
Google, Inc., Class A (a)	10,000	6,412,400
IT Services — 12.4%
Accenture Plc, Class A (b)	280,000	18,060,000
Alliance Data Systems Corp. (a)(b)	100,000	12,596,000
DST Systems, Inc.	230,000	12,472,900
Global Payments, Inc.	230,000	10,918,100
International Business Machines Corp.	240,000	50,076,000
Lender Processing Services, Inc.	470,000	12,220,000
SAIC, Inc. (a)(b)	870,000	11,484,000
The Western Union Co.	740,000	13,024,000
		140,851,000
Software — 6.2%
Microsoft Corp.	1,510,000	48,697,500
Symantec Corp. (a)	740,000	13,838,000
Synopsys, Inc. (a)	250,000	7,665,000
		70,200,500
Total Information Technology		358,984,500
Materials — 2.8%
Chemicals — 1.8%
CF Industries Holdings, Inc.	70,000	12,785,500
PPG Industries, Inc.	80,000	7,664,000
		20,449,500
Paper & Forest Products — 1.0%
International Paper Co.	330,000	11,583,000
Total Materials		32,032,500
Telecommunication Services — 2.4%
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	400,000	15,292,000
Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc. (a)	1,310,000	11,816,200
Total Telecommunication Services		27,108,200
Total Long-Term Investments (Cost — $933,679,570) — 100.0%		1,136,059,990

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	$46,238	$46,238,405
Total Short-Term Securities (Cost — $46,238,405) — 4.1%		46,238,405
Total Investments (Cost — $979,917,975*) — 104.1%		1,182,298,395
Liabilities in Excess of Other Assets — (4.1)%		(46,903,105)
Net Assets — 100.0%		$1,135,395,290

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$991,655,508
Gross unrealized appreciation	$213,783,633
Gross unrealized depreciation	(23,140,746)
Net unrealized appreciation	$190,642,887

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,585,122	(2,585,122)	—	$1,375
BlackRock Liquidity Series, LLC Money Market Series	$24,184,509	$22,053,896	$46,238,405	$358,564

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes,the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,136,059,990	—	—	$1,136,059,990
Short-Term Securities	—	$46,238,405	—	46,238,405
Total	$1,136,059,990	$46,238,405	—	$1,182,298,395

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	25

Schedule of Investments March 31, 2012 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 9.2%
Auto Components — 0.4%
Lear Corp.	120,000	$5,578,800
Diversified Consumer Services — 0.9%
Career Education Corp. (a)(b)	750,000	6,045,000
Education Management Corp. (a)(b)	350,000	4,791,500
H&R Block, Inc.	30,000	494,100
		11,330,600
Internet & Catalog Retail — 1.0%
Expedia, Inc.	410,000	13,710,400
Media — 3.0%
DISH Network Corp., Class A (a)	430,000	14,159,900
Gannett Co., Inc.	800,000	12,264,000
The Interpublic Group of Cos., Inc.	1,300,000	14,833,000
		41,256,900
Multiline Retail — 1.0%
Dillard’s, Inc., Class A	220,000	13,864,400
Specialty Retail — 2.9%
Best Buy Co., Inc.	610,000	14,444,800
Foot Locker, Inc.	370,000	11,488,500
GameStop Corp., Class A (b)	640,000	13,977,600
		39,910,900
Total Consumer Discretionary		125,652,000
Consumer Staples — 5.0%
Beverages — 1.0%
Constellation Brands, Inc., Class A (a)	610,000	14,389,900
Food & Staples Retailing — 1.6%
The Kroger Co.	590,000	14,295,700
Safeway, Inc.	400,000	8,084,000
		22,379,700
Food Products — 0.7%
Smithfield Foods, Inc. (a)	410,000	9,032,300
Household Products — 0.5%
The Procter & Gamble Co.	100,000	6,721,000
Tobacco — 1.2%
Philip Morris International, Inc.	190,000	16,835,900
Total Consumer Staples		69,358,800
Energy — 13.7%
Oil, Gas & Consumable Fuels — 13.7%
Apache Corp.	200,000	20,088,000
Chevron Corp.	500,000	53,620,000
ConocoPhillips	440,000	33,444,400
Devon Energy Corp.	130,000	9,245,600
Marathon Oil Corp.	560,000	17,752,000
Marathon Petroleum Corp.	390,000	16,910,400
Murphy Oil Corp.	90,000	5,064,300
Tesoro Corp. (a)	530,000	14,225,200
Valero Energy Corp.	660,000	17,008,200
Total Energy		187,358,100

Common Stocks	Shares	Value
Financials — 16.9%
Consumer Finance — 1.3%
Discover Financial Services	520,000	$17,336,800
Diversified Financial Services — 4.9%
JPMorgan Chase & Co.	1,080,000	49,658,400
The NASDAQ OMX Group, Inc. (a)	550,000	14,245,000
Wells Fargo & Co.	90,000	3,072,600
		66,976,000
Insurance — 9.7%
Allied World Assurance Co. Holdings AG	210,000	14,420,700
American Financial Group, Inc.	400,000	15,432,000
Assurant, Inc.	360,000	14,580,000
Chubb Corp.	90,000	6,219,900
Fidelity National Financial, Inc., Class A	300,000	5,409,000
HCC Insurance Holdings, Inc.	60,000	1,870,200
Protective Life Corp.	520,000	15,402,400
Prudential Financial, Inc.	310,000	19,650,900
Reinsurance Group of America, Inc.	250,000	14,867,500
Unum Group	610,000	14,932,800
W.R. Berkley Corp.	280,000	10,113,600
		132,899,000
Thrifts & Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	200,000	2,372,000
Washington Federal, Inc.	700,000	11,774,000
		14,146,000
Total Financials		231,357,800
Health Care — 15.3%
Health Care Equipment & Supplies — 1.2%
Zimmer Holdings, Inc.	250,000	16,070,000
Health Care Providers & Services — 7.0%
Aetna, Inc.	350,000	17,556,000
Cardinal Health, Inc.	350,000	15,088,500
Coventry Health Care, Inc.	430,000	15,295,100
Humana, Inc.	190,000	17,571,200
UnitedHealth Group, Inc.	460,000	27,112,400
WellPoint, Inc.	50,000	3,690,000
		96,313,200
Pharmaceuticals — 7.1%
Abbott Laboratories	240,000	14,709,600
Eli Lilly & Co.	480,000	19,329,600
Forest Laboratories, Inc. (a)	450,000	15,610,500
Pfizer, Inc.	2,110,000	47,812,600
		97,462,300
Total Health Care		209,845,500
Industrials — 15.7%
Aerospace & Defense — 5.8%
Alliant Techsystems, Inc.	120,000	6,014,400
General Dynamics Corp.	250,000	18,345,000
L-3 Communications Holdings, Inc.	220,000	15,569,400
Lockheed Martin Corp.	160,000	14,377,600
Northrop Grumman Corp.	300,000	18,324,000
Raytheon Co.	140,000	7,389,200
		80,019,600
Airlines — 1.0%
Copa Holdings SA, Class A	170,000	13,464,000

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Commercial Services & Supplies — 1.1%
Corrections Corp. of America (a)	550,000	$15,020,500
Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV	320,000	13,820,800
URS Corp.	330,000	14,031,600
		27,852,400
Industrial Conglomerates — 2.5%
General Electric Co.	730,000	14,651,100
Tyco International Ltd.	340,000	19,101,200
		33,752,300
Machinery — 3.3%
AGCO Corp. (a)	180,000	8,497,800
CNH Global NV (a)	370,000	14,689,000
Oshkosh Corp. (a)	280,000	6,487,600
Parker Hannifin Corp.	180,000	15,219,000
		44,893,400
Total Industrials		215,002,200
Information Technology — 15.2%
Computers & Peripherals — 5.7%
Dell, Inc. (a)(b)	970,000	16,102,000
Hewlett-Packard Co. (a)	180,000	4,289,400
Lexmark International, Inc., Class A	440,000	14,625,600
QLogic Corp. (a)	820,000	14,563,200
Seagate Technology Plc	490,000	13,205,500
Western Digital Corp. (a)	370,000	15,314,300
		78,100,000
Electronic Equipment, Instruments & Components — 5.0%
Avnet, Inc. (a)	410,000	14,919,900
Ingram Micro, Inc., Class A (a)	790,000	14,662,400
Jabil Circuit, Inc.	410,000	10,299,200
Tech Data Corp. (a)(b)	280,000	15,192,800
Vishay Intertechnology, Inc. (a)(b)	1,150,000	13,984,000
		69,058,300
Internet Software & Services — 0.2%
IAC/InterActiveCorp.	50,000	2,454,500
IT Services — 3.2%
Computer Sciences Corp.	480,000	14,371,200
DST Systems, Inc.	270,000	14,642,100
SAIC, Inc. (a)(b)	1,130,000	14,916,000
		43,929,300
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	60,000	1,686,600
Software — 1.0%
Symantec Corp. (a)	750,000	14,025,000
Total Information Technology		209,253,700
Materials — 4.3%
Chemicals — 2.1%
CF Industries Holdings, Inc.	80,000	14,612,000
Cytec Industries, Inc.	230,000	13,981,700
		28,593,700
Paper & Forest Products — 2.2%
Domtar Corp.	160,000	15,260,800
International Paper Co.	450,000	15,795,000
		31,055,800
Total Materials		59,649,500

Common Stocks	Shares	Value
Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	310,000	$9,681,300
Verizon Communications, Inc.	200,000	7,646,000
		17,327,300
Wireless Telecommunication Services — 0.7%
MetroPCS Communications, Inc. (a)	1,060,000	9,561,200
Total Telecommunication Services		26,888,500
Utilities — 3.1%
Independent Power Producers & Energy Traders — 1.9%
The AES Corp. (a)	1,210,000	15,814,700
NRG Energy, Inc. (a)	680,000	10,655,600
		26,470,300
Multi-Utilities — 1.2%
Ameren Corp.	490,000	15,964,200
Total Utilities		42,434,500
Total Long-Term Investments (Cost — $1,167,861,649) — 100.4%		1,376,800,600

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (c)(d)(e)	$26,455	26,455,449
Total Short-Term Securities (Cost — $26,455,449) — 1.9%		26,455,449
Total Investments (Cost — $1,194,317,098*) — 102.3%		1,403,256,049
Liabilities in Excess of Other Assets — (2.3)%		(31,585,175)
Net Assets — 100.0%		$1,371,670,874

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,232,139,650
Gross unrealized appreciation	$229,495,388
Gross unrealized depreciation	(58,378,989)
Net unrealized appreciation	$171,116,399

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$42
BlackRock Liquidity Series, LLC Money Market Series	$23,226,367	$3,229,082	$26,455,449	$1,041,696

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	27

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,376,800,600	—	—	$1,376,800,600
Short-Term Securities	—	$26,455,449	—	26,455,449
Total	$1,376,800,600	$26,455,449	—	$1,403,256,049

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Assets and Liabilities	Master Large Cap Series LLC

March 31, 2012 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Assets
Investments at value — unaffiliated[1,2]	$2,536,255,100	$1,136,059,990	$1,376,800,600
Investments at value — affiliated[3]	87,182,715	46,238,405	26,455,449
Investments sold receivable	11,860,184	4,495,229	20,969,651
Dividends receivable — unaffiliated	2,035,752	990,375	1,085,187
Securities lending income receivable — affiliated	304,519	145,691	15,704
Contributions receivable from investors	—	418,602	—
Dividends receivable — affiliated	—	91	3
Prepaid expenses	33,801	7,088	31,059
Total assets	2,637,672,071	1,188,355,471	1,425,357,653

Liabilities
Collateral on securities loaned, at value	87,182,715	46,238,405	26,455,449
Bank overdraft	4,592,397	634,091	2,148,619
Investments purchased payable	7,419,604	5,456,989	18,906,833
Investment advisory fees payable	1,168,061	518,111	608,624
Other affiliates payable	17,880	5,238	8,041
Directors’ fees payable	32,921	14,618	19,490
Withdrawals payable to investors	4,392,663	—	5,330,464
Other accrued expenses payable	181,457	92,729	209,259
Total liabilities	104,987,698	52,960,181	53,686,779
Net Assets	$2,532,684,373	$1,135,395,290	$1,371,670,874

Net Assets Consist of
Investors’ capital	$2,087,019,602	$933,014,870	$1,162,731,923
Net unrealized appreciation/depreciation	445,664,771	202,380,420	208,938,951
Net Assets	$2,532,684,373	$1,135,395,290	$1,371,670,874
[1] Investments at cost — unaffiliated	$2,090,590,329	$933,679,570	$1,167,861,649
[2] Securities loaned at value	$84,592,325	$45,300,628	$25,317,438
[3] Investments at cost — affiliated	$87,182,715	$46,238,405	$26,455,449

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	29

Statements of Operations	Master Large Cap Series LLC

Six Months Ended March 31, 2012 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Investment Income
Dividends — unaffiliated	$28,857,623	$11,185,488	$15,876,802
Foreign taxes withheld	(553,988)	(225,075)	(342,563)
Securities lending — affiliated	768,236	358,564	1,041,696
Dividends — affiliated	790	1,375	42
Total income	29,072,661	11,320,352	16,575,977

Expenses
Investment advisory	6,032,059	2,852,578	3,583,264
Accounting services	245,110	106,478	169,908
Custodian	92,980	35,699	59,398
Professional	56,088	32,155	43,068
Directors	38,234	13,618	24,151
Printing	6,916	9,824	6,374
Miscellaneous	29,434	15,706	27,165
Total expenses	6,500,821	3,066,058	3,913,328
Less fees waived by advisor	(689)	(774)	—
Total expenses after fees waived	6,500,132	3,065,284	3,913,328
Net investment income	22,572,529	8,255,068	12,662,649

Realized and Unrealized Gain
Net realized gain from investments	84,596,612	32,434,495	27,468,377
Net change in unrealized appreciation/depreciation on investments	517,981,627	254,248,483	294,100,280
Total realized and unrealized gain	602,578,239	286,682,978	321,568,657
Net Increase in Net Assets Resulting from Operations	$625,150,768	$294,938,046	$334,231,306

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio		Master Large Cap Growth Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$22,572,529	$36,709,241	$8,255,068	$9,136,074
Net realized gain	84,596,612	416,733,032	32,434,495	98,414,186
Net change in unrealized appreciation/depreciation	517,981,627	(385,934,163)	254,248,483	(104,232,883)
Net increase in net assets resulting from operations	625,150,768	67,508,110	294,938,046	3,317,377

Capital Transactions
Proceeds from contributions	232,807,352	406,268,108	182,728,459	735,119,380
Value of withdrawals	(631,987,324)	(1,376,548,462)	(337,550,428)	(414,991,509)
Net increase (decrease) in net assets derived from capital transactions	(399,179,972)	(970,280,354)	(154,821,969)	320,127,871

Net Assets
Total increase (decrease) in net assets	225,970,796	(902,772,244)	140,116,077	323,445,248
Beginning of period	2,306,713,577	3,209,485,821	995,279,213	671,833,965
End of period	$2,532,684,373	$2,306,713,577	$1,135,395,290	$995,279,213

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	31

Statements of Changes in Net Assets (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations
Net investment income	$12,662,649	$25,257,741
Net realized gain	27,468,377	213,756,849
Net change in unrealized appreciation/depreciation	294,100,280	(191,911,553)
Net increase in net assets resulting from operations	334,231,306	47,103,037

Capital Transactions
Proceeds from contributions	117,433,520	499,193,583
Value of withdrawals	(411,095,778)	(1,388,336,955)
Net decrease in net assets derived from capital transactions	(293,662,258)	(889,143,372)

Net Assets
Total increase (decrease) in net assets	40,569,048	(842,040,335)
Beginning of period	1,331,101,826	2,173,142,161
End of period	$1,371,670,874	$1,331,101,826

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,			Year Ended October 31,
		2011	2010		2008	2007	2006
Total Investment Return
Total investment return	27.98%[1]	(1.61)%	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%

Ratios to Average Net Assets
Total expenses	0.51%[3]	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Total expenses after fees waived	0.51%[3]	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Net investment income	1.76%[3]	1.13%	1.11%	1.56%[3]	0.93%	0.63%	0.58%

Supplemental Data
Net assets, end of period (000)	$2,532,684	$2,306,714	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639
Portfolio turnover	59%	129%	173%	168%	109%	96%	88%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	33

Financial Highlights (continued)	Master Large Cap Series LLC

	Master Large Cap Growth Portfolio
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Total Investment Return
Total investment return	29.93%[1]	0.72%	7.68%	20.49%[1,2]	(37.96)%	17.47%	14.05%

Ratios to Average Net Assets
Total expenses	0.54%[3]	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Total expenses after fees waived	0.54%[3]	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Net investment income	1.45%[3]	0.93%	0.73%	0.81%[3]	0.54%	0.25%	0.26%

Supplemental Data
Net assets, end of period (000)	$1,135,395	$995,279	$671,834	$733,888	$665,963	$1,233,995	$785,377
Portfolio turnover	69%	169%	232%	242%	144%	87%	117%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

[3]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
	Six Months Ended March 31, 2012 (Unaudited)			Period November 1, 2008 to September 30, 2009
		Year Ended September 30,
					Year Ended October 31,
		2011	2010		2008	2007	2006
Total Investment Return
Total investment return	26.52%[1]	(4.34)%	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%

Ratios to Average Net Assets
Total expenses	0.55%[3]	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Total expenses after fees waived	0.55%[3]	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Net investment income	1.77%[3]	1.28%	1.35%	1.88%[3]	1.22%	0.95%	0.73%

Supplemental Data
Net assets, end of period (000)	$1,371,671	$1,331,102	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926
Portfolio turnover	79%	156%	183%	151%	108%	72%	71%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	35

Notes to Financial Statements (Unaudited)	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) are each Series of Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware limited liability company. Each Portfolio is classified as diversified. The Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolios:

Valuation: US GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Portfolios may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios earn dividend or interest income on the securities loaned but does not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended March 31, 2012, any securities on loan were collateralized by cash.

Income Taxes: Each Portfolio of the Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in each Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of each Portfolio. Therefore, no federal income tax provision is required. It is intended that each Portfolio’s assets will be managed so an investor in each Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Portfolios file US federal and various state and local tax returns. The statute of limitations on the Portfolios’ US federal tax returns remains open

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Notes to Financial Statements (continued)	Master Large Cap Series LLC

for each of the two years ended September 30, 2011, the period ended September 30, 2009 and the year ended October 31, 2008. In May, 2011, the Internal Revenue Service commenced an examination of Master Large Cap Growth’s US federal tax return for the year ended September 30, 2009. The examination was completed in February 2012 and did not result in any adjustments to the tax return. The statutes of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolios’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolios’ financial statement disclosures.

Other: Expenses directly related to one of the Portfolios is charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee based on a percentage of each Portfolio’s average daily net assets at the following annual rates:

Master Large Cap Core Portfolio

Average Daily Net Assets	Rate
Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Average Daily Net Assets	Rate
Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Average Daily Net Assets	Rate
Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Portfolio’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the six months ended March 31, 2012, the Portfolios reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$19,917
Master Large Cap Growth Portfolio	$5,022
Master Large Cap Value Portfolio	$8,673

The Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	37

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

Manager or in registered money market funds advised by the Manager or its affiliates. As securities lending agent, BIM is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BIM does not receive any fees for managing the cash collateral. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments, if any. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Portfolios retain 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The share of income earned by the Portfolios on the reinvestment of cash collateral is shown as securities lending — affiliated in the Statements of Operations. For the six months ended March 31, 2012, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$413,516
Master Large Cap Growth Portfolio	$192,988
Master Large Cap Value Portfolio	$558,183

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended March 31, 2012, were as follows:

	Purchases	Sales
Master Large Cap Core Portfolio	$1,488,911,894	$1,865,811,756
Master Large Cap Growth Portfolio	$776,697,355	$921,615,071
Master Large Cap Value Portfolio	$1,118,280,646	$1,395,697,843

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2010. The credit agreement which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to the Portfolios based on their net assets as of October 31, 2011. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2012.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those coun-terparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

As of March 31, 2012, Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio invested a significant portion of their assets in securities in the information technology sector. Changes in economic conditions affecting the information technology sector would have a greater impact on the Portfolios and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	39

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund/Master LLC’s portfolios, during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012	41

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Fund
BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Managed Volatility Portfolio†
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock CoreAlpha Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Long/Short Credit Fund
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Asset Income Portfolio†
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios Conservative Prepared Portfolio Moderate Prepared Portfolio Growth Prepared Portfolio Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2012

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LCSRP-3/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 4, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 4, 2012